    As filed with the Securities and Exchange Commission on April 16, 1997
                                                            File No. 33-83652

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 4
                                   TO FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2


A.   Exact name of trust:  Separate Account Five

B.   Name of depositor:  ITT Hartford Life and Annuity Insurance Company


C.   Complete address of depositor's principal executive offices:

     P.O. Box 2999
     Hartford, CT  06104-2999

D.   Name and complete address of agent for service:

     Margaret E. Hankard, Esq.
     Hartford Life Insurance Companies
     P.O. Box 2999
     Hartford, CT  06104-2999


     It is proposed that this filing will become effective:


               immediately upon filing pursuant to paragraph (b) of Rule 485
     --------
        X      on May 1, 1997 pursuant to paragraph (b) of Rule 485
     --------
               60 days after filing pursuant to paragraph (a)(1) of Rule 485
     --------
               on May 1, 1997 pursuant to paragraph (a)(1) of Rule 485
     --------
               this post-effective amendment designates a new effective date for
     --------   a previously  filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities. The Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed on or about February 28, 1997.


F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.


G.   Amount of filing fee:  Not applicable.


H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                         RECONCILIATION AND TIE BETWEEN
                            FORM N-8B AND PROSPECTUS


Item No. of
Form N-8B-2     CAPTION IN PROSPECTUS
-----------     --------------------
     1.         Cover page

     2.         Cover page

     3.         Not applicable

     4.         The Company; Distribution of the Contracts

     5.         Summary - The Separate Account; The Separate
                Account-
                General

     6.         The Separate Account - General

     7.         Not required by Form S-6

     8.         Not required by Form S-6

     9.         Legal Proceedings

     10. Summary; The Separate Account - Portfolios; The Contract-Application for a Contract; Contract Benefits and Rights; Other Matters - Voting Rights, Dividends

     11.        Summary; The Separate Account - Portfolios

     12.        Summary;  The Separate Account- Portfolios

     13. Deductions and Charges; Distribution of the Contracts; Federal Tax Considerations

     14.        The Contract - Application for a Contract

     15.        The Contract - Allocation of Premium

     16.        The Separate Account - Portfolios;  The Contract - Allocation of
                Premium

     17. Summary; Contract Benefits and Rights - Account Value and Amount Payable on Surrender of the Contract, Cancellation and Examine Rights

Item no. of
Form N-8B-2     CAPTION IN PROSPECTUS
------------    ---------------------

     18.        The Separate Account - Portfolios; Deduction and Charges;
                Federal Tax Considerations

     19.        Other Matters - Statement to Contract Owners

     20.        Not applicable

     21.        Contract Benefits and Rights - Contract Loans

     22.        Not applicable

     23.        Safekeeping of Separate Account Assets

     24.        Other Matters - Assignment

     25.        The Company

     26.        Not applicable

     27.        The Company

     28.        The Company

     29.        The Company

     30.        Not applicable

     31.        Not applicable

     32.        Not applicable

     33.        Not applicable

     34.        Not applicable

     35.        Distribution of Contracts

     36.        Not required by Form S-6

     37.        Not applicable

     38.        Distribution of the Contracts

Item no. of
Form N-8B-2     CAPTION IN PROSPECTUS
------------    ---------------------

     39.        The Company;  Distribution of the Contracts

     40.        Not applicable

     41.        The Company;  Distribution of the Contracts

     42.        Not applicable

     43.        Not applicable

     44.        The Contract - Allocation o f Premium

     45.        Not applicable

     46.        Contract Benefits and Rights - Account Value

     47.        The Separate Account - Portfolio

     48.        Cover Page;  The Company

     49.        Not applicable

     50.        The Separate Account - General

     51. Summary; The Company; The Contract; Contract Benefits and Rights; Other Matters - Beneficiary

     52.        The Separate Account - Portfolios, Investment Adviser

     53.        Federal Tax Considerations

     54.        Not applicable

     55.        Not applicable

     56.        Not required by Form S-6

     57.        Not required by Form S-6

     58.        Not required by Form S-6

     59.        Not required by Form S-6

                          PUTNAM CAPITAL MANAGER LIFE
                     MODIFIED SINGLE PREMIUM VARIABLE LIFE
                              INSURANCE CONTRACTS
                    ITT HARTFORD LIFE AND ANNUITY INSURANCE
                                    COMPANY
                                P. O. BOX 2999
                            HARTFORD, CT 06104-2999
   [LOGO]                  TELEPHONE (800) 231-5453

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This Prospectus describes Putnam Capital Manager Life, a modified single premium variable life insurance contract ("Contract" or "Contracts") offered by ITT Hartford Life and Annuity Insurance Company ("Hartford") to applicants age 90 and under. (On January 1, 1998, Hartford's name will change to Hartford Life and Annuity Insurance Company). The Contract lets the Contract Owner pay a single premium and, subject to restrictions, additional premiums.


The Contract is a modified endowment contract for federal income tax purposes, except in certain cases described under "Federal Tax Considerations," page 20. A LOAN, DISTRIBUTION OR OTHER AMOUNT RECEIVED FROM A MODIFIED ENDOWMENT CONTRACT DURING THE LIFE OF THE INSURED WILL BE TAXED TO THE EXTENT OF ANY ACCUMULATED INCOME IN THE CONTRACT. ANY AMOUNTS THAT ARE TAXABLE WITHDRAWALS WILL BE SUBJECT TO A 10% ADDITIONAL TAX, WITH CERTAIN EXCEPTIONS.


Generally, the minimum initial premium Hartford will accept is $10,000. The initial premium will be allocated to the PCM Money Market Fund Sub-Account. After the Right to Cancel Period has expired, the amount so allocated will be transferred to the Funds specified in the Contract Owner's application. The following underlying investment portfolios ("Funds") of Putnam Variable Trust are available under the Contracts: Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund.


There is no guaranteed minimum Account Value for a Contract. The Account Value of a Contract will vary up or down to reflect the investment experience of the Funds to which premiums have been allocated. The Contract Owner bears the investment risk for all amounts so allocated. The Contract continues in effect while the Cash Surrender Value is sufficient to pay the monthly charges under the Contract ("Deduction Amount"). The Contract may terminate if the Cash Surrender Value is insufficient to cover a Deduction Amount and, after expiration of a specified period, no additional premium payments are made.


The Contracts provide for a Face Amount, which is the minimum death benefit under a Contract. The death benefit ("Death Benefit") may be greater than the Face Amount. The Account Value will, and under certain circumstances the Death Benefit of the Contract may, increase or decrease based on the investment experience of the Funds to which premiums have been allocated. However, while the Contract is in force, the Death Benefit will never be less than the Face Amount. At the death of the Insured, Hartford will pay the death proceeds ("Death Proceeds") to the beneficiary. The Death Proceeds equal the Death Benefit less any Indebtedness under the Contract.


--------------------------------------------------------------------------------

    IT MAY NOT BE ADVANTAGEOUS TO PURCHASE VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A VARIABLE LIFE INSURANCE CONTRACT.
--------------------------------------------------------------------------------

    THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE APPLICABLE ELIGIBLE FUNDS WHICH CONTAIN A FULL DESCRIPTION OF THOSE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

    THE PRODUCTS DESCRIBED HEREIN ARE NOT DEPOSITS OF, OR GUARANTEED BY ANY BANK, NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------


THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.

2                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
 SPECIAL TERMS.........................................................    4
 SUMMARY...............................................................    5
 THE COMPANY...........................................................    7
 THE SEPARATE ACCOUNT..................................................    7
   General.............................................................    7
   Funds...............................................................    8
   Investment Adviser..................................................    9
 THE CONTRACT..........................................................    9
   Application for a Contract..........................................    9
   Premiums............................................................   10
   Allocation of Premiums..............................................   10
   Accumulation Unit Values............................................   10
 DEDUCTIONS AND CHARGES................................................   10
   Monthly Deductions..................................................   10
   Annual Maintenance Fee..............................................   12
   Taxes Charged against the Separate Account..........................   12
   Charges Against the Funds...........................................   12
   Contingent Deferred Sales Charge....................................   12
   Premium Tax Charge..................................................   12
 CONTRACT BENEFITS AND RIGHTS..........................................   12
   Death Benefit.......................................................   12
   Account Value.......................................................   13
   Transfer of Account Value...........................................   13
   Contract Loans......................................................   13
   Amount Payable on Surrender of the Contract.........................   14
   Partial Withdrawals.................................................   14
   Benefits at Maturity................................................   14
   Lapse and Reinstatement.............................................   15
   Cancellation and Exchange Rights....................................   15
   Suspension of Valuation, Payments and Transfers.....................   15
 LAST SURVIVOR CONTRACTS...............................................   15
 OTHER MATTERS.........................................................   15
   Voting Rights.......................................................   15
   Statements to Contract Owners.......................................   16
   Limit on Right to Contest...........................................   16
   Misstatement as to Age and Sex......................................   16
   Payment Options.....................................................   16
   Beneficiary.........................................................   18
   Assignment..........................................................   18
   Dividends...........................................................   18
 EXECUTIVE OFFICERS AND DIRECTORS......................................   19
 DISTRIBUTION OF THE CONTRACTS.........................................   20
 SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS..........................   20
 FEDERAL TAX CONSIDERATIONS............................................   20
   General.............................................................   20
   Taxation of Hartford and the Separate Account.......................   21
   Income Taxation of Contract Benefits................................   21
   Last Survivor Contracts.............................................   21
   Modified Endowment Contracts........................................   21
   Estate and Generation Skipping Taxes................................   22
   Diversification Requirements........................................   22
   Ownership of the Assets in the Separate Account.....................   22
   Life Insurance Purchased for Use in Split Dollar Arrangements.......   23
   Federal Income Tax Withholding......................................   23
   Non-Individual Ownership of Contracts...............................   23
   Other...............................................................   23
   Life Insurance Purchases by Nonresident Aliens and Foreign
    Corporations.......................................................   23

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3
--------------------------------------------------------------------------------


                                                                         PAGE
                                                                         ----
 LEGAL PROCEEDINGS.....................................................   23
 LEGAL MATTERS.........................................................   23
 EXPERTS...............................................................   23
 REGISTRATION STATEMENT................................................   24
 APPENDIX A -- ILLUSTRATION OF BENEFITS................................   25


               THE CONTRACTS MAY NOT BE AVAILABLE IN ALL STATES.

    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.

4                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                 SPECIAL TERMS


As used in this Prospectus, the following terms have the indicated meanings:



ACCOUNT VALUE: The current value of Accumulation Units plus the value of the Loan Account under the Contract. (For Contracts purchased in New York, see Appendix 1, page __).



ACCUMULATION UNIT: An accounting unit of measure used to calculate the value of a Sub-Account.



ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial withdrawal that is not subject to the contingent deferred sales charge. This amount in any Contract Year is the greater of 10% of premiums or 100% of cumulative earnings (Account Value less premiums paid).



CASH SURRENDER VALUE: The Account Value less any contingent deferred sales charge and additional premium tax charge and all Indebtedness.



CODE: The Internal Revenue Code of 1986, as amended.



CONTRACT ANNIVERSARY: The yearly anniversary of the Contract Date.



CONTRACT DATE: A date not later than three business days after receipt of the initial premium at the Hartford's Home Office.



CONTRACT OWNER: The person having rights to benefits under the Contract during the lifetime of the Insured; the Contract Owner may or may not be the Insured.


CONTRACT YEARS: Annual periods computed from the Contract Date.


COVERAGE AMOUNT: The Death Benefit less the Account Value.



DEATH BENEFIT: The greater of (1) the Face Amount specified in the Contract or
(2) the Account Value on the date of death multiplied by a stated percentage as specified in the Contract.



DEATH PROCEEDS: The amount that Hartford will pay on the death of the Insured. This equals the Death Benefit less any Indebtedness.



DEDUCTION AMOUNT: A deduction on the Contract Date and on each Monthly Activity Date for the cost of insurance, a tax expense charge, an administrative charge and a mortality and expense risk charge.



FACE AMOUNT: On the Contract Date, the initial Face Amount is the amount shown on the Contract's Specifications page. Thereafter, the Face Amount is reduced by any partial withdrawals.



FUNDS: Currently, the portfolios of Putnam Variable Trust described on page 8 of this Prospectus.



GUIDELINE SINGLE PREMIUM: The "Guideline Single Premium" as defined in Section 7702 of the Code.



HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.



INDEBTEDNESS: All monies owed to Hartford by the Contract Owner. These monies include all outstanding loans on the Contract, including any interest due or accrued Deduction Amount or annual maintenance fee.



INSURED: The person on whose life the Contract is issued.



LOAN ACCOUNT: An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account. (For Contracts purchased in New York, see Appendix A, page __).



MONTHLY ACTIVITY DATE: The day of each month on which the Deduction Amount is deducted from the Account Value of the Contract. Monthly Activity Dates occur on the same day of the month as the Contract Date.



SEPARATE ACCOUNT: Separate Account Five, an account established by Hartford to separate the assets funding the Contracts from other assets of Hartford.



SUB-ACCOUNT: The subdivisions of the Separate Account used to allocate a Contract Owner's Account Value, less Indebtedness, among the Funds. Trust:
Putnam Variable Trust.



VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on such days.



VALUATION PERIOD: The period between the close of business on successive Valuation Days.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5
--------------------------------------------------------------------------------

-------------------------------------------
                                    SUMMARY


-------------------------------- THE CONTRACTS


    The Contracts are life insurance contracts with death benefits, cash values, and other traditional life insurance features. The Contracts are "variable." Unlike the fixed benefits of ordinary whole life insurance, the Account Value will, and the Death Benefit may, increase or decrease based on the investment experience of the Funds to which premiums have been allocated. The Contracts are credited with units ("Accumulation Units") to calculate cash values. The Contract Owner may transfer the cash values among the Funds.

    The Contracts can be issued on a single life or "last survivor" basis. For a discussion of how last survivor Contracts operate differently from single life Contracts, see "Last Survivor Contracts," page 15.

---------------------------------------------------
                       THE SEPARATE ACCOUNT AND THE FUNDS


    Separate Account Five ("Separate Account") funds the variable life insurance Contracts offered by this Prospectus. Hartford established the Separate Account pursuant to Connecticut insurance law and organized as a unit investment trust registered under the Investment Company Act of 1940. The Contracts currently offer 16 sub-accounts ("Sub-Accounts"), each investing exclusively in a Fund. If an initial premium is submitted with an application for a Contract, it will be allocated, within three business days of receipt at Hartford's Home Office, to the PCM Money Market Fund Sub-Account. After the expiration of the Right to Cancel Period, the values in the PCM Money Market Fund Sub-Account will be allocated to one or more of the Funds, as specified in the Contract Owner's application. See "The Contract -- Allocation of Premiums," page 10.



    Currently, the Funds of Putnam Variable Trust available under the Contracts are: Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund. Applicants should read the Funds prospectuses accompanying this Prospectus in connection with the purchase of a Contract. The investment objectives of the Funds are as set forth in "The Separate Account," page 7.



    The following table shows annual fund operating expenses in 1996:



                         ANNUAL FUND OPERATING EXPENSES
                        (as a percentage of net assets)



                                                                TOTAL FUND
                                     MANAGEMENT       OTHER      OPERATING
                                        FEES        EXPENSES     EXPENSES
                                    -------------  -----------  -----------
Putnam VT Asia Pacific Growth
 Fund.............................        0.80%         0.43%        1.23%
Putnam VT Diversifed Income
 Fund.............................        0.70%         0.13%        0.83%
Putnam VT Global Asset Allocation
 Fund.............................        0.68%         0.15%        0.83%
Putnam VT Global Growth Fund......        0.60%         0.16%        0.76%
Putnam VT Growth and Income
 Fund.............................        0.49%         0.05%        0.54%
Putnam VT High Yield Fund.........        0.68%         0.08%        0.76%
Putnam VT International Growth
 Fund.............................        0.80%         0.18%        0.98%
Putnam VT International Growth and
 Income Fund......................        0.80%         0.17%        0.97%
Putnam VT International New
 Opportunities Fund...............        1.20%         0.19%        1.39%
Putnam VT Money Market Fund (1)...        0.45%         0.10%        0.55%
Putnam VT New Opportunities
 Fund.............................        0.63%         0.09%        0.72%
Putnam VT New Value Fund..........        0.70%         0.13%        0.83%
Putnam VT U.S. Government and High
 Quality Bond Fund................        0.62%         0.07%        0.69%
Putnam VT Utilities Growth and
 Income Fund (2)..................        0.69%         0.09%        0.78%
Putnam VT Vista Fund..............        0.65%         0.16%        0.81%
Putnam VT Voyager Fund............        0.57%         0.06%        0.63%


------------------------

(1) Other expenses for Putnam VT Money Market Fund have been restated to reflect the cost of certain insurance purchased by the Fund. See "Putnam VT Money Market Fund -- Insurance" in the Fund's prospectus. Actual other expenses and total Fund operating expenses were 0.08% and 0.53, respectively.


(2) On July 11, 1996, shareholders approved an increase in the fees payable to Putnam Investment Management, Inc. ("Putnam Management") under the Management Contract for Putnam VT Utilities Growth and Income Fund. The management fees and total expenses shown in the table have been restated to reflect the increase. Actual management fees and total expenses were 0.64% and 0.73%, respectively.



    The investment adviser for all the Funds is Putnam Management. See "The Separate Account," page 7.

6                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

---------------------------------------------------
                                    PREMIUMS


    The Contract permits the Contract Owner to pay a large single premium and, subject to restrictions, additional premiums. The Contract Owner may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount). Under current underwriting rules, which are subject to change, applicants between the ages of 35 and 80 who pay an initial premium of 100% of the Guideline Single Premium are eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards as evidenced in their responses in the application. For Contract Owners who pay an initial premium of 80% or 90% of the Guideline Single Premium or who are below age 35 or above age 80, standard underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines. Additional premiums are allowed if they do not cause the Contract to fail to meet the definition of a life insurance contract under Section 7702 of the Code. Hartford may require evidence of insurability for any additional premiums which increase the Coverage Amount. Generally, the minimum initial premium Hartford will accept is $10,000. Hartford may accept less than $10,000 under certain circumstances. No premium will be accepted which does not meet the tax qualification guidelines for life insurance under the Code.


---------------------------------------------------
                             DEDUCTIONS AND CHARGES


    On the Contract Date and on each Monthly Activity Date, Hartford will deduct a Deduction Amount from the Account Value. The Deduction Amount will be made pro rata respecting each Sub-Account attributable to the Contract. The Deduction Amount includes a cost of insurance charge, tax expense charge, administrative charge and a mortality and expense risk charge. The monthly cost of insurance charge is to cover Hartford's anticipated mortality costs. In addition, Hartford will deduct monthly from the Account Value a tax expense charge equal to an annual rate of 0.40% for the first ten Contract Years. This charge compensates Hartford for premium taxes imposed by various states and local jurisdictions and for federal taxes imposed under Section 848 of the Code. The tax expense charge includes a premium tax deduction of 0.25% and a federal tax deduction of 0.15%. The premium tax deduction represents an average premium tax of 2.5% of premiums over ten years. Hartford will deduct from the Account Value attributable to the Separate Account a monthly administrative charge equal to an annual rate of 0.40%. This charge compensates Hartford for administrative expenses incurred in the administration of the Separate Account and the Contracts. Hartford will also deduct from the Account Value attributable to the Separate Account a monthly charge equal to an annual rate of 0.90% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Contracts. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date the Contract may lapse. See "Deductions and Charges -- Monthly Deductions," page 10, and "Contract Benefits and Rights -- Lapse and Reinstatement," page 14.



    If the Account Value on a Contract Anniversary is less than $50,000, Hartford will deduct on such date an annual maintenance fee of $30. This fee will help reimburse Hartford for administrative and maintenance costs of the Contracts. See "Deductions and Charges -- Annual Maintenance Fee," page 12.



    Hartford may set up a provision for income taxes against the assets of the Separate Account. See "Deductions and Charges -- Taxes Charged Against the Separate Account," page 12, and "Federal Tax Considerations," page 20.



    Applicants should review the Funds prospectuses accompanying this Prospectus for a description of the charges assessed against the assets of the Funds.



    Upon surrender of the Contract and partial withdrawals in excess of the Annual Withdrawal Amount, a contingent deferred sales charge may be assessed. In Contract Years 1 through 3, this charge is 7.5% of surrendered Account Value attributable to premiums paid. In Contract Years 4 through 5, this charge is 6%. In Contract Years 6 through 7, this charge is 4%. In Contract Years 8 through 9, this charge is 2%. After the ninth Contract Year, there is no charge. The contingent deferred sales charge is imposed to cover a portion of the sales expense incurred by Hartford in distributing the Contracts. This expense includes agents commissions, advertising and the printing of prospectuses. See "Deductions and Charges -- Contingent Deferred Sales Charge," page 12.


    During the first nine Contract Years, an additional premium tax charge will be imposed on surrender or partial withdrawals. See "Deductions and Charges -- Premium Tax Charges," page 12.

    For a discussion of the tax consequences of surrender of the Contract or a partial withdrawal, see "Federal Tax Considerations," page 20.

---------------------------------------------------
                                 DEATH BENEFIT


    The Contracts provide for a Face Amount which is the minimum Death Benefit under the Contract. The Death Benefit may be greater than the Face Amount. At the death of the Insured, Hartford will pay the Death Proceeds to the beneficiary. The Death Proceeds equal the Death Benefit less any Indebtedness under the Contract. See "Contract Benefits and Rights -- Death Benefit," page 12.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7
--------------------------------------------------------------------------------

---------------------------------------------------
                                 ACCOUNT VALUE


    The Account Value will increase or decrease to reflect the investment experience of the Funds applicable to the Contract and deductions for the monthly Deduction Amount. There is no minimum guaranteed Account Value and the Contract Owner bears the risk of the investment in the Funds. See "Contract Benefits and Rights -- Account Value," page 13.


---------------------------------------------------
                                 CONTRACT LOANS


    A Contract Owner may obtain one or both of two types of cash loans from Hartford. Both types of loans are secured by the Contract. At the time a loan is requested, the aggregate amount of all loans (including the currently applied for loan) may not exceed 90% of the difference of the Account Value less any contingent deferred sales charge and due and unpaid Deduction Amount. See "Contract Benefits and Rights -- Contract Loans," page 13.


---------------------------------------------------
                                     LAPSE


    Under certain circumstances a Contract may terminate if the Cash Surrender Value on any Monthly Activity Date is less than the required Monthly Deduction Amount. Hartford will give written notice to the Contract Owner and a 61-day grace period during which additional amounts may be paid to continue the Contract. See "Contract Benefits and Rights -- Contract Loans," page 13, and "Lapse and Reinstatement," page 14.


---------------------------------------------------
                        CANCELLATION AND EXCHANGE RIGHTS


    An applicant has a limited right to return his or her Contract for cancellation. If the applicant returns the Contract, by mail or hand delivery, to Hartford or to the agent who sold the Contract, to be cancelled within ten days after delivery of the Contract to the applicant (in certain cases, this free-look period is longer), Hartford will return to the applicant within seven days thereafter the greater of the premiums paid for the Contract or the sum of
(1) the Account Value on the date the returned Contract is received by Hartford or its agent and (2) any deductions under Contract or by the Funds for taxes, charges or fees.


    In addition, once the Contract is in effect it may be exchanged during the first 24 months after its issuance for a permanent life insurance contract on the life of the Insured without submitting proof of insurability. See "Contract Benefits and Rights -- Cancellation and Exchange Rights," page 15.

---------------------------------------------------
                                TAX CONSEQUENCES


    The current federal tax law generally excludes all death benefit payments from the gross income of the Contract beneficiary. The Contracts generally will be treated as modified endowment contracts. This status does not affect the Contracts' classification as life insurance, nor does it affect the exclusion of death benefit payments from gross income. However, loans, distributions or other amounts received under a modified endowment contract are taxed to the extent of accumulated income in the Contract (generally, the excess of Account Value over premiums paid) and may be subject to a 10% penalty tax. See "Federal Tax Considerations," page 20.


---------------------------------------------------
                                  THE COMPANY


    ITT Hartford Life and Annuity Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia, except New York. On January 1, 1998, Hartford's name will change to Hartford Life and Annuity Insurance Company. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately owned by ITT Hartford Group, Inc., a Delaware corporation. Subject to shareholder approval on May 2, 1997, the name of ITT Hartford Group, Inc. will change to The Hartford Financial Services Group, Inc.



    Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts of the Separate Account. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.


---------------------------------------------------
                              THE SEPARATE ACCOUNT

--------------------------------    GENERAL


    Separate Account Five ("Separate Account") is a separate account of Hartford established on August 17, 1994 pursuant to the insurance laws of the State of Connecticut and organized as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account meets the definition of "separate account" under federal securities law. Under Connecticut law, the assets of the Separate Account are held exclusively for the benefit of Contract

8                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


Owners and persons entitled to payments under the Contracts. The assets of the Separate Account are not chargeable with liabilities arising out of any other business which Hartford may conduct.


---------------------------------------------------
                                     FUNDS


    The underlying investments for the Contracts are shares of Putnam Variable Trust (formerly named Putnam Capital Manager Trust), an open-end series investment company with multiple portfolios ("Funds"). The assets of each Sub-Account of the Separate Account are invested exclusively in one of the Funds. The underlying Funds corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to offer additional funds with differing investment objectives. There is no assurance that any of the Funds will achieve its stated objectives.



    PUTNAM VT ASIA PACIFIC GROWTH FUND seeks capital appreciation by investing primarily in securities of companies located in Asia and the Pacific Basin. The Fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks.



    PUTNAM VT DIVERSIFIED INCOME FUND seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government Sector, a High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.



    PUTNAM VT GLOBAL ASSET ALLOCATION FUND seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.



    PUTNAM VT GLOBAL GROWTH FUND seeks capital appreciation through a globally diversified portfolio of common stocks.



    PUTNAM VT GROWTH AND INCOME FUND seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.



    PUTNAM VT HIGH YIELD FUND seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the Fund prospectus.



    PUTNAM VT INTERNATIONAL GROWTH FUND seeks capital appreciation by investing primarily in equity securities of companies located in a country other than the United States.



    PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND seeks capital growth and secondary objective of high current income by investing primarily in common stocks that offer potential for capital growth and may, when consistent with its investment objectives, invest in common stocks that offer potential for current income. Under normal market conditions, the Fund expects to invest substantially all of its assets in securities principally traded on markets outside the United States.



    PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND seeks long-term capital appreciation by investing in companies that have above-average growth prospects due to the fundamental growth of their market sector. Under normal market conditions, the Fund expects to invest substantially all of its total assets, other than cash or short-term investments held pending investment, in common stocks, preferred stocks, convertible preferred stocks, convertible bonds and other equity securities principally traded in securities markets outside the United States.



    PUTNAM VT MONEY MARKET FUND seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high quality money market instruments.



    PUTNAM VT NEW OPPORTUNITIES FUND seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.



    PUTNAM VT NEW VALUE FUND seeks long-term capital appreciation by investing primarily in common stocks that Putnam Management believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.



    PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY BOND FUND seeks current income consistent with preservation of capital by investing primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and in other debt obligations rated at least A by a nationally recognized securities rating agency such as Standard & Poor's or Moody's Investors Service, Inc. or, if not rated, determined by Putnam Management to be of comparable quality.



    PUTNAM VT UTILITIES GROWTH AND INCOME FUND seeks capital growth and current income by concentrating its

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9
--------------------------------------------------------------------------------


investments in debt and equity securities issued by companies in the public utilities industries.



    PUTNAM VT VISTA FUND seeks capital appreciation by investing in a diversified portfolio of common stocks which Putnam Management believes have the potential for above-average capital appreciation.



    PUTNAM VT VOYAGER FUND seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.



    Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other funds managed by Putnam Management may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.



    The Funds are available only to serve as the underlying investment for variable annuity and variable life contracts. A full description of the Funds, their investment objectives, policies and restrictions, risks, charges and expenses and other aspects of their operation are contained in the accompanying Fund's prospectuses, which should be read in conjunction with this Prospectus before investing, and in the Funds Statement of Additional Information which may be ordered without charge from Putnam Investor Services, Inc.



    It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Funds simultaneously. Although Hartford and the Funds do not currently foresee any such disadvantages either to variable annuity contract owners or to variable life insurance policyowners, the Trust's Board of Trustees intends to monitor events in order to identify any material conflicts between such Contract Owners and policyowners and to determine what action, if any, should be taken in response thereto. If the Fund's Board of Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract holders would not bear any expenses attendant upon establishment of such separate funds.


---------------------------------------------------
                               INVESTMENT ADVISER


    Putnam Management, One Post Office Square, Boston, MA 02109, serves as the investment manager for the Funds. An affiliate, Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary policies. Putnam Management and its affiliates are wholly-owned subsidiaries of Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.



    Subject to the general oversight of the Trust's Board of Trustees, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectuses for a more complete description of Putnam Management and the respective fees of the Funds.


---------------------------------------------------
                                  THE CONTRACT

--------------------------------
                           APPLICATION FOR A CONTRACT


    Individuals wishing to purchase a Contract must submit an application to Hartford. A Contract will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to Hartford. Acceptance is subject to Hartford's underwriting rules, and Hartford reserves the right to reject an application for any reason. IF AN APPLICATION FOR A CONTRACT IS REJECTED, THEN YOUR INITIAL PREMIUM WILL BE RETURNED ALONG WITH AN ADDITIONAL AMOUNT FOR INTEREST, BASED ON THE CURRENT RATE BEING CREDITED BY HARTFORD. No change in the terms or conditions of a Contract will be made without the consent of the Contract Owner.



    The Contract will be effective on the Contract Date only after Hartford has received all outstanding delivery requirements and received the initial premium. The Contract Date is the date used to determine all future cyclical transactions on the Contract, e.g., Monthly Activity Date, Contract Months and Contract Years. The Contract Date may be prior to, or the same as, the date the Contract is issued ("Issue Date").



    If the Coverage Amount is over the current limits established by Hartford, the initial payment will not be accepted

10                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


with the application. In other cases where Hartford receives the initial payment with the application, Hartford will provide fixed conditional insurance during underwriting according to the terms of a conditional receipt. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, on Contract delivery Hartford will require a sufficient payment to place the insurance in force.


---------------------------------------------------
                                    PREMIUMS


    The Contract permits the Contract Owner to pay a large single premium and, subject to restrictions, additional premiums. The Contract Owner may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount). Under current underwriting rules, which are subject to change, applicants between ages 35 and 80 who pay an initial premium of 100% of the Guideline Single Premium (subject to then current premium limits) are eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards as evidenced in their responses in the application. For Contract Owners who pay an initial premium of 80% or 90% of the Guideline Single Premium or who are below age 35 or above age 80, standard underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines. Additional premiums are allowed if they do not cause the Contract to fail to meet the definition of a life insurance contract under Section 7702 of the Code. Hartford may require evidence of insurability for any additional premiums which increase the Coverage Amount. Generally, the minimum initial premium Hartford will accept is $10,000. Hartford may accept less than $10,000 under certain circumstances. No premium will be accepted which does not meet the tax qualification guidelines for life insurance under the Code.


---------------------------------------------------
                             ALLOCATION OF PREMIUMS


    Within three business days of receipt of a completed application and the initial premium at Hartford's Home Office, Hartford will allocate the entire premium to the PCM Money Market Fund Sub-Account. After the expiration of the Right To Cancel Period,the Account Value in the PCM Money Market Fund Sub-Account will be allocated among the Funds, in whole percentages, to purchase Accumulation Units in the applicable Sub-Accounts as the Contract Owner directs in the application. Premiums received on or after the expiration of the Right to Cancel Period will be allocated among the Sub-Accounts to purchase Accumulation Units in such Sub- Accounts as directed by the Contract Owner or, in the absence of directions, as specified in the original application. The number of Accumulation Units in each Sub-Account to be credited to a Contract (including the initial allocation to the PCM Money Market Fund Sub-Account) is determined first by multiplying the premium by the percentage to be allocated to each Fund to determine the portion to be invested in the Sub-Account. Each portion to be invested in each Sub-Account is then divided by the Accumulation Unit Value of that particular Sub-Account next computed after receipt of the payment.


---------------------------------------------------
                            ACCUMULATION UNIT VALUES


    The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit Value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub- Account for the Valuation Period then ended. The Net Investment Factor for each Sub-Account is the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share dividends or capital gains by that Fund if the ex dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period. Applicants should refer to the Funds prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued, since such determination has a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a Contract. See also, "Contract Benefits and Rights -- Account Value," page 13.



    All valuations in connection with a Contract, e.g., with respect to determining Account Value and Cash Surrender Value and in connection with Contract loans, or calculation of Death Benefits, or with respect to determining the number of Accumulation Units to be credited to a Contract with each premium, other than the initial premium, will be made on the date the request or payment is received by Hartford at its Home Office if such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.


---------------------------------------------------
                             DEDUCTIONS AND CHARGES

--------------------------------
                               MONTHLY DEDUCTIONS


    On the Contract Date, and on each Monthly Activity Date after the Contract Date, Hartford will deduct an amount ("Deduction Amount") to cover charges and expenses incurred in connection with a Contract. Each monthly Deduction Amount will be deducted pro rata from each Sub-Account attributable to the Contract such that the proportion of Account Value of the Contract attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11
--------------------------------------------------------------------------------


month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the Contract may lapse. See "Contract Benefits and Rights -- Lapse and Reinstatement," page 14. The following is a summary of the monthly deductions and charges which constitute the Deduction Amount:



    COST OF INSURANCE CHARGE: The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Contract Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. This charge is a guaranteed maximum monthly rate multiplied by the Coverage Amount on the Contract Date or any Monthly Activity Date. For standard risks, the guaranteed cost of insurance rate is based on the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday). (Unisex rates may be required in some states.) A table of guaranteed cost of insurance rates per $1,000 will be included in each Contract; however, Hartford reserves the right to use rates less than those shown in the table. Substandard risks will be charged at a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday. The multiple will be based on the insured's substandard rating.


    The Coverage Amount is first set on the Contract Date and then on each Monthly Activity Date. On such days, it is the Face Amount less the Account Value subject to a Minimum Coverage Amount. The Coverage Amount remains level between the Monthly Activity Dates.


    The Coverage Amount may be adjusted to continue to qualify the Contracts as life insurance contracts under the current federal tax law. Under that law, the Minimum Coverage Amount is a stated percentage of the Account Value of the Contract determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.


    EXAMPLE:

    Face Amount = $100,000
    Account Value on the Monthly Activity
    Date = $30,000
    Insured's attained age = 40
    Minimum Coverage Amount percentage
    for age 40 = 150%

    On the Monthly Activity Date, the Coverage Amount is $70,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($30,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $45,000 (150% of $30,000). Since $45,000 is less than the Face Amount less the Account Value ($70,000), no adjustment is necessary. Therefore, the Coverage Amount will be $70,000.


    Assume that the Account Value in the above example was $50,000. The Minimum Coverage Amount would be $75,000 (150% of $50,000). Since this is greater than the Face Amount less the Account Value ($50,000), the Coverage Amount for the Contract Month is $75,000. (For an explanation of the Death Benefit, see "Contract Benefits and Rights," page 12.)


    Because the Account Value and, as a result, the Coverage Amount under a Contract may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.


    TAX EXPENSE CHARGE: Hartford will deduct monthly from the Account Value a tax expense charge equal to an annual rate of 0.40% for the first ten Contract Years. This charge compensates Hartford for premium taxes imposed by various states and local jurisdictions and for federal taxes imposed under Section 848 of the Code. The charge includes a premium tax deduction of 0.25% and a federal tax deduction of 0.15%. The 0.25% premium tax deduction over ten Contract Years approximates Hartford's average expenses for state and local premium taxes (2.5%). Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, Hartford does not expect to make a profit from this deduction. The 0.15% federal tax deduction helps reimburse Hartford for approximate expenses incurred from federal taxes under
Section 848 of the Code. The federal tax deduction is a factor Hartford must use when computing the maximum sales load chargeable under Securities and Exchange Commission rules.



    ADMINISTRATIVE CHARGE: Hartford will deduct monthly from the Account Value attributable to the Separate Account an administrative charge equal to an annual rate of 0.40%. This charge compensates Hartford for administrative expenses incurred in the administration of the Separate Account and the Contracts.



    MORTALITY AND EXPENSE RISK CHARGE: Hartford will deduct monthly from the Account Value attributable to the Separate Account a charge equal to an annual rate of 0.90% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Contracts. The mortality risk assumed is that the cost of insurance charges specified in the Contract will be insufficient to meet claims. Hartford also assumes a risk that the Face Amount (the minimum Death Benefit) will exceed the Coverage Amount on the date of death plus the Account Value on the date

12                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


Hartford receives written notice of death. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges set in the Contract. Hartford may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost it incurs in distributing the Contracts and the proceeds of the contingent deferred sales charge. The mortality and expense risk charge is deducted while the Contract is in force, including the duration of a payment option.


---------------------------------------------------
                             ANNUAL MAINTENANCE FEE


    If the Account Value on a Contract Anniversary is less than $50,000, Hartford will deduct on such date an annual maintenance fee of $30. This fee will help reimburse Hartford for administrative and maintenance costs of the Contracts. The sum of the monthly administrative charges and the annual maintenance fee will not exceed the cost Hartford incurs in providing administrative services under the Contracts.


---------------------------------------------------
                           TAXES CHARGED AGAINST THE
                                SEPARATE ACCOUNT


    Currently, no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. Hartford may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.


---------------------------------------------------
                           CHARGES AGAINST THE FUNDS


    The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds prospectuses accompanying this Prospectus.


---------------------------------------------------
                        CONTINGENT DEFERRED SALES CHARGE


    Upon surrender of the Contract and partial withdrawals in excess of the Annual Withdrawal Amount, a contingent deferred sales charge may be assessed. In Contract Years 1 through 3, this charge is 7.5% of surrendered Account Value attributable to premiums paid. In Contract Years 4 through 5, this charge is 6%. In Contract Years 6 through 7, this charge is 4%. In Contract Years 8 through 9, this charge is 2%. After the ninth Contract Year, there is no charge.



    In determining the contingent deferred sales charge and the additional premium tax charge discussed below, any surrender or partial withdrawal during the first ten Contract Years will be deemed first from premium payments and then from earnings. If an amount equal to all premiums paid has been withdrawn, no charge will be assessed on a withdrawal of the remaining Account Value.



    The contingent deferred sales charge is imposed to cover a portion of the sales expense incurred by Hartford in distributing the Contracts. This expense includes agents commissions, advertising and the printing of prospectuses.


    See "Contract Benefits and Rights -- Amount Payable on Surrender of the Contract," page 14.

---------------------------------------------------
                               PREMIUM TAX CHARGE

    During the first nine Contract Years, an additional premium tax charge will be imposed on surrender or partial withdrawals. The additional premium tax charge is shown below, as a percent of Account Value, at the end of each Contract Year:

 CONTRACT
   YEAR        RATE
-----------  ---------
         1       2.25%
         2       2.00%
         3       1.75%
         4       1.50%
         5       1.25%
         6       1.00%
         7       0.75%
         8       0.50%
         9       0.25%
       10+       0.00%

    After the ninth Contract Year, no additional premium tax charge will be imposed.

---------------------------------------------------
                          CONTRACT BENEFITS AND RIGHTS


-------------------------------- DEATH BENEFIT



    While in force, the Contract provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Contract dies. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding. The Death Benefit equals the greater of (1) the Face Amount or (2) the Account Value multiplied by a specified percentage. The percentages vary according to the attained age of the Insured and are specified in the Contract. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit, but never below the Face Amount.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13
--------------------------------------------------------------------------------

    EXAMPLES:

                                             A           B
                                         ----------  ----------
Face Amount............................  $  100,000  $  100,000
Insured's Age..........................          40          40
Account Value on Date of Death.........      46,500      34,000
Specified Percentage...................        250%        250%


    In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding loans, constitutes the Death Proceeds which Hartford would pay to the beneficiary.



    In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).


    All or part of the Death Proceeds may be paid in cash or applied under a "Payment Option." See "Other Matters -- Payment Options," page 16.

---------------------------------------------------
                                 ACCOUNT VALUE

    The Account Value of a Contract will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Funds, the value of the Loan Account and the monthly Deduction Amounts. There is no minimum guaranteed Account Value.

    The Account Value of a particular Contract is related to the net asset value of the Funds to which premiums on the Contract have been allocated. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units credited to the Contract in each Sub-Account as of the Valuation Day by the Accumulation Unit Value of that Sub-Account, and then summing the result for all the Sub-Accounts credited to the Contract and the value of the Loan Account. See "The Contract -- Accumulation Unit Values," page 10.

---------------------------------------------------
                           TRANSFER OF ACCOUNT VALUE


    While the Contract remains in effect and subject to Hartford's transfer rules then in effect, the Contract Owner may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. Hartford reserves the right to restrict the number of such transfers to no more than 12 per Contract Year, with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time. Transfers may be made by written request or by calling toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by the attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requiring callers to provide certain information for identification purposes. All transfer instructions by telephone are tape recorded.



    Hartford may modify the right to reallocate Account Value among the Sub-Accounts if Hartford determines, in its sole discretion, that the exercise of that right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts, and could include, but not be limited to, the requirement of a minimum period between each transfer, not accepting transfer requests of an agent acting under the power of attorney on behalf of more than one Contract Owner, or limiting the dollar amount that may be transferred among the Sub-Accounts at one time. These restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that Hartford considers to be disadvantageous to other Contract Owners.



    As a result of a transfer, the number of Accumulation Units credited to the Sub- Account from which the transfer is made will be reduced by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub- Account on the Valuation Day Hartford receives the transfer request. The number of Accumulation Units credited to the Sub-Account to which the transfer is made will be increased by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day Hartford receives the transfer request.


---------------------------------------------------
                                 CONTRACT LOANS


    While the Contract is in effect, a Contract Owner may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), one or both of two types of cash loans from Hartford. Both types of loans are secured by the Contract. The aggregate loans (including the currently applied for loan) may not exceed at the time a loan is requested 90% of the Account Value less any contingent deferred sales charge and due and unpaid Deduction Amount.



    The loan amount will be transferred pro rata from each Sub-Account attributable to the Contract (unless the Contract Owner specifies otherwise) to the Loan Account. The amounts allocated to the Loan Account will bear interest at a rate of 4% per annum (6% for "Preferred

14                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


Loans"). The amount of the Loan Account that equals the difference between the Account Value and the total of all premiums paid under the Contract is considered a "Preferred Loan." The loan interest rate that Hartford will charge on all loans is 6% per annum. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date. Before advancing the loan amount Hartford may withhold an amount sufficient to pay interest on total loans to the end of the Contract Year and any monthly Deduction Amounts due on or before the next Contract Anniversary. The proceeds of a loan will be delivered to the Contract Owner within seven business days of Hartford's receipt of the loan request.



    If the aggregate outstanding loan(s) secured by the Contract exceeds the Account Value of the Contract less any contingent deferred sales charges and due and unpaid Deduction Amount, Hartford will give written notice to the Contract Owner that unless Hartford receives an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the Contract, the Contract may lapse.


    All or any part of any loan secured by a Contract may be repaid while the Contract is still in effect. When loan repayments or interest payments are made, they will be allocated among the Sub-Account(s) in the same percentage as premiums are allocated (unless the Contract Owner requests a different allocation) and an amount equal to the payment will be deducted from the Loan Account. Any outstanding loan at the end of a Grace Period must be repaid before the Contract will be reinstated. See "Contract Benefits and Rights -- Lapse and Reinstatement," page 14.


    A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than 4% per annum (the annual interest rate for amounts held in the Loan Account), a Contract Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than 4% per annum, the Contract Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate outstanding loan(s) will reduce the Death Proceeds and Cash Surrender Value otherwise payable.


---------------------------------------------------
                          AMOUNT PAYABLE ON SURRENDER
                                OF THE CONTRACT


    While the Contract is in effect, a Contract Owner may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Contract. Upon surrender, the Contract Owner will receive the Cash Surrender Value determined as of the day Hartford receives the Contract Owner's written request or the date requested by the Contract Owner whichever is later. The Cash Surrender Value equals the Account Value, less any contingent deferred sales charges and additional premium tax charge, and all Indebtedness. Hartford will pay the Cash Surrender Value of the Contract within seven days of receipt by Hartford of the written request or on the effective surrender date requested by the Contract Owner, whichever is later. The Contract will terminate on the date of receipt of the written request or the date the Contract Owner requests the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering the Contract, see "Federal Tax Considerations," page 20.



    If the Contract Owner chooses to apply the surrender proceeds to a payment option (see "Other Matters -- Payment Options," page 16), the contingent deferred sales charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the contingent deferred sales charge. However, the additional premium tax charge, if applicable, will be deducted from the surrender proceeds to be applied, and amounts withdrawn from Option 1, Option 5 or Option 6 will be subject to the contingent deferred sales charge, if applicable.


---------------------------------------------------
                              PARTIAL WITHDRAWALS


    While the Contract is in effect, a Contract Owner may elect, by written request, to make partial withdrawals from the Cash Surrender Value. The Cash Surrender Value, after partial withdrawal, must at least equal Hartford's minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial withdrawal will be deducted pro rata from each Sub- Account, unless the Contract Owner instructs otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial withdrawal. Partial withdrawals in excess of the Annual Withdrawal Amount will be subject to the contingent deferred sales charge and any additional premium tax charges. See "Deductions and Charges -- Contingent Deferred Sales Charge -- Premium Tax Charge," page 12. For a discussion of the tax consequences of partial withdrawals, see "Federal Tax Considerations," page 20.


---------------------------------------------------
                              BENEFITS AT MATURITY


    If the Insured is living on the "Maturity Date" (the anniversary of the Contract Date on which the Insured is age 100), on surrender of the Contract to Hartford, Hartford will pay to the Contract Owner the Cash Surrender Value. In such case, the Contract will terminate and Hartford will have no further obligations under the Contract. (The Maturity Date may be extended by rider where approved, but see "Income Taxation of Contract Benefits," page 21.)

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15
--------------------------------------------------------------------------------

-------------------------------------------
                            LAPSE AND REINSTATEMENT


    The Contract will remain in effect until the Cash Surrender Value is insufficient to cover a Deduction Amount due on a Monthly Activity Date. Hartford will notify the Contract Owner of the deficiency in writing and will provide a 61-day period ("Grace Period") to pay an amount sufficient to cover the Deduction Amount(s) due. The notice will indicate the amount that must be paid.



    The Contract will continue through the Grace Period, but if no payment is forthcoming it will terminate at the end of the Grace Period. If the person insured under the Contract dies during the Grace Period, the Death Proceeds payable under the Contract will be reduced by the Deduction Amount(s) due and unpaid. See "Contract Benefits and Rights -- Death Benefit," page 12.



    If the Contract lapses, the Contract Owner may apply for reinstatement of the Contract by payment of the reinstatement premium (and any applicable charges) shown in the Contract. A request for reinstatement may be made within five years of lapse. If a loan was outstanding at the time of lapse, Hartford will require repayment of the loan before permitting reinstatement. In addition, Hartford reserves the right to require evidence of insurability satisfactory to Hartford.


---------------------------------------------------
                        CANCELLATION AND EXCHANGE RIGHTS


    An applicant has a limited right to return a Contract for cancellation. If the Contract is returned, by mail or personal delivery to Hartford or to the agent who sold the Contract, to be cancelled within ten days after delivery of the Contract to the Contract Owner (a longer free-look period is provided in certain cases), Hartford will return to the applicant within seven days the greater of premiums paid for the Contract or the sum of (1) the Account Value on the date the returned Contract is received by Hartford or its agent and (2) any deductions under Contract or by the Funds for taxes, charges or fees.



    Once the Contract is in effect, it may be exchanged during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance contract offered by Hartford (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new contract will have, at the election of the Contract Owner, either the same Coverage Amount under the exchanged Contract on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged Contract. If a Contract loan was outstanding, the entire loan must be repaid. There may be a cash adjustment required on the exchange.


---------------------------------------------------
                            SUSPENSION OF VALUATION,
                             PAYMENTS AND TRANSFERS


    Hartford will suspend all procedures requiring valuation (including transfers, surrenders and loans) on any day a national stock exchange is closed or trading is restricted due to an existing emergency as defined by the Securities and Exchange Commission, or on any day the Securities and Exchange Commission has ordered that the right of surrender of the Contracts be suspended for the protection of Contract Owners, until such condition has ended.


---------------------------------------------------
                            LAST SURVIVOR CONTRACTS


    The Contracts are offered on both a single life and a "last survivor" basis. Contracts sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor version involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.


1. The cost of insurance charges under the last survivor Contracts are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured to die. See the last survivor illustrations in "Appendix A," page 35.

2. To qualify for simplified underwriting under a last survivor Contract, both Insureds must meet the simplified underwriting standards.

3. For a last survivor Contract to be reinstated, both Insureds must be alive on the date of reinstatement.

4. The Contract provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.


5. Additional tax disclosures applicable to last survivor Contracts are provided in "Federal Tax Considerations," page 20.


---------------------------------------------------
                                 OTHER MATTERS

-------------------------------- VOTING RIGHTS


    In accordance with its interpretation of presently applicable law, Hartford will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions from Contract Owners (or the assignee of the Contract, as the case may be) having a voting interest in the Separate Account. The number of shares held in the Separate Account which are

16                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


attributable to each Contract Owner is determined by dividing the Contract Owner's interest in each Sub-Account by the net asset value of the applicable shares of the Funds. Hartford will vote shares for which no instructions have been given and shares which are not attributable to Contract Owners (i.e., shares owned by Hartford) in the same proportion as it votes shares for which it has received instructions. If the Investment Company Act of 1940 or any rule promulgated thereunder should be amended, however, or if Hartford's present interpretation should change and, as a result, Hartford determines it is permitted to vote the shares of the Funds in its own right, it may elect to do so.



    The voting interests of the Contract Owner (or the assignee) in the Funds will be determined as follows: Contract Owners may cast one vote for each full or fractional Accumulation Unit owned under the Contract and allocated to a Sub-Account the assets of which are invested in the particular Fund on the record date for the shareholder meeting for that Fund. If, however, a Contract Owner has taken a loan secured by the Contract, amounts transferred from the Sub-Account(s) to the Loan Account in connection with the loan (See "Contract Benefits and Rights -- Contract Loans," page 13) will not be considered in determining the voting interests of the Contract Owner. Contract Owners should review the Funds prospectuses accompanying this Prospectus to determine matters on which shareholders may vote.



    Hartford may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory contract for the Funds.



    In addition, Hartford itself may disregard voting instructions in favor of changes, initiated by a Contract Owner, in the investment policy or the investment adviser of the Funds if Hartford reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. If Hartford does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Contract Owners.


---------------------------------------------------
                         STATEMENTS TO CONTRACT OWNERS


    Hartford will maintain all records relating to the Separate Account and the Sub- Accounts. At least once each Contract Year, Hartford will send to Contract Owners a statement showing the Coverage Amount and the Account Value of the Contract (indicating the number of Accumulation Units credited to the Contract in each Sub-Account and the corresponding Accumulation Unit Value), and any outstanding loans secured by the Contract as of the date of the statement. The statement will also show premium paid and Deduction Amounts under the Contract since the last statement, and any other information required by any applicable law or regulation.


---------------------------------------------------
                           LIMIT ON RIGHT TO CONTEST


    Hartford may not contest the validity of the Contract after it has been in effect during the Insured's lifetime for two years from the Issue Date. If the Contract is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium is contestable for two years from its effective date. In addition, if the Insured commits suicide in the two-year period, or such period as specified in state law, the benefit payable will be limited to the Account Value less any Indebtedness.


---------------------------------------------------
                         MISSTATEMENT AS TO AGE AND SEX

    If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the Contract.

---------------------------------------------------
                                PAYMENT OPTIONS


    The surrender proceeds or Death Proceeds under the Contracts may be paid in a lump sum or may be applied to one of Hartford's payment options. The minimum amount that may be applied under a payment option is $5,000 unless Hartford consents to a lesser amount. Under Options 2, 3 and 4, no surrender or partial withdrawals are permitted after payments commence. Full surrender or partial withdrawals may be made from Option 1 or Option 6, but they are subject to the contingent deferred sales charge, if applicable. Only a full surrender is allowed from Option 5. A surrender from Option 5 will also be subject to the contingent deferred sales charge, if applicable.



    Hartford will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a payment option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.



    The following options are available under the Contracts (Hartford may offer other payment options):


    OPTION 1 -- Interest Income


    This option offers payments of interest, at the rate Hartford declares, on the amount applied under this option. The interest rate will never be less than 3 1/2% per year.


    OPTION 2 -- Life Annuity

    A life annuity is an annuity payable during the lifetime of the payee and terminating with the last payment preceding the death of the payee. This option offers the

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17
--------------------------------------------------------------------------------

largest payment amount of any of the life annuity options since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a beneficiary.

    It would be possible under this option for a payee to receive only one annuity payment if he died prior to the due date of the second annuity payment, two if he died before the date of the third annuity payment, etc.

    OPTION 3 -- Life Annuity with 120, 180 or 240 Monthly Payments Certain


    This annuity option is an annuity payable monthly during the lifetime of the payee with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the payee, payments have been made for less than the minimum elected number of months, then the present value as of the date of the payee's death, of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated unless other provisions have been made and approved by Hartford.


    OPTION 4 -- Joint and Last Survivor Annuity

    An annuity payable monthly during the joint lifetime of the payee and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. Based on the options currently offered by Hartford, the payee may elect that the payment to the survivor be less than the payment made during the joint lifetime of the payee and a designated second person.


    It would be possible under this option for a payee and designated second person to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.

    OPTION 5 -- Payments for a Designated Period


    An amount payable monthly for the number of years selected which may be from five to 30 years. Under this option, you may, at any time, request a full surrender and receive, within seven days, the termination value of the Contract as determined by Hartford.



    In the event of the payee's death prior to the end of the designated period, the present value as of the date of the payee's death, of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated unless other provisions have been made and approved by Hartford.


    Option 5 is an option that does not involve life contingencies.


    OPTION 6 -- Death Proceeds Remaining with Hartford



    Proceeds from the Death Benefit left with Hartford. These proceeds will remain in the Sub-Accounts to which they were allocated at the time of death unless the beneficiary elects to reallocate them. Full or partial withdrawals may be made at any time.


    VARIABLE AND FIXED ANNUITY PAYMENTS: When an annuity is effected, unless otherwise specified, the surrender proceeds or Death Proceeds held in the Sub-Accounts will be applied to provide a variable annuity based on the pro rata amount in the various Sub-Accounts. Fixed annuities options are also available. YOU SHOULD CONSIDER WHETHER THE ALLOCATION OF PROCEEDS AMONG SUB-ACCOUNTS OF THE SEPARATE ACCOUNT FOR YOUR ANNUITY PAYMENTS ARE BASED ON THE INVESTMENT ALTERNATIVE BEST SUITED TO YOUR RETIREMENT NEEDS.

    VARIABLE ANNUITY: The Contract contains tables indicating the minimum dollar amount of the first monthly payment under the optional variable forms of annuity for each $1,000 of value of a Sub-Account. The first monthly payment varies according to the form and type of variable payment annuity selected. The Contract contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The total first monthly variable annuity payment is determined by multiplying the proceeds value (expressed in thousands of dollars) of a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts.

    The amount of the first monthly variable annuity payment is divided by the value of an annuity unit (an accounting unit of measure used to calculate the value of annuity payments) for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period, and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

    LEVEL VARIABLE ANNUITY PAYMENTS WOULD BE PRODUCED IF THE INVESTMENT RATE REMAINED CONSTANT AND EQUAL TO THE A.I.R. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN RELATIVE TO THE A.I.R.


    FIXED ANNUITY: Fixed annuity payments are determined by multiplying the amount applied to the annuity by a rate, to be determined by Hartford, which is no less than the rate

18                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


specified in the fixed payment annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity.



    Hartford will make any other arrangements for income payments as may be agreed on.


---------------------------------------------------
                                  BENEFICIARY


    The applicant names the beneficiary in the application for the Contract. The Contract Owner may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to Hartford. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the Contract Owner if living; otherwise to the Contract Owner's estate.


---------------------------------------------------
                                   ASSIGNMENT


    The Contract may be assigned as collateral for a loan or other obligation. Hartford is not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment.


---------------------------------------------------
                                   DIVIDENDS

    No dividends will be paid under the Contracts.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        EXECUTIVE OFFICERS AND DIRECTORS


                                    POSITION WITH HARTFORD LIFE,            OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
          NAME, AGE                       YEAR OF ELECTION                        FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
------------------------------  -------------------------------------  ------------------------------------------------------------
Wendell J. Bossen 63            Vice President, 1995**                 Vice President (1992-Present), Hartford Life Insurance
                                                                         Company; Executive Vice President (1984) Mutual Benefit.
Gregory A. Boyko 45             Vice President, 1995                   Vice President and Controller (1995-Present), Hartford Life
                                                                         Insurance Company; Chief Financial Officer (1994-1995),
                                                                         IMG American Life; Senior Vice President (1992-1994),
                                                                         Connecticut Mutual Life Insurance Company.
Peter W. Cummins 60             Vice President, 1993                   Vice President, Individual Annuity Operations
                                                                         (1989-Present), Hartford.
Ann M. deRaismes 46             Vice President, 1997                   Vice President (1994-Present); Assistant Vice President
                                                                         (1992-1994); Director of Human Resources (1991-1997),
                                                                         Hartford Life Insurance Company.
James R. Dooley 60              Vice President, 1973                   Vice President, Director Information Services
                                                                         (1973-Present), Hartford.
Timothy M. Fitch 44             Vice President, 1995                   Vice President, (1995-Present);Assistant Vice President
                                                                         (1993-1995); Director (1991-1993), Hartford Life Insurance
                                                                         Company.
Bruce D. Gardner 46             Director, 1991*                        Vice President (1996-Present); General Counsel and Corporate
                                                                         Secretary (1991-1995), Hartford Life Insurance Company.
Joseph H. Gareau 50             Executive Vice President and           Senior Vice President & Chief Investment Officer
                                Chief Investment Officer, 1993           (1992-1993), Hartford; Senior Vice President and Chief
                                Director, 1993*                          Investment Officer (1992), Hartford Insurance Group.
Donald J. Gillette 51           Vice President, 1993                   Vice President, Director of Marketing (1991-Present),
                                                                         Hartford.
Lynda Godkin 43                 General Counsel, 1996                  Associate General Counsel and Corporate Secretary
                                Corporate Secretary, 1995                (1995-1996); Assistant General Counsel and Secretary
                                                                         (1994-1995); Counsel (1990-1994), Hartford Life Insurance
                                                                         Company.
Lois W. Grady 52                Vice President, 1993                   Assistant Vice President (1988-1993), Hartford Life
                                                                         Insurance Company.
David A. Hall 43                Senior Vice President and              Senior Vice President and Actuary (1993-Present), Hartford.
                                Actuary, 1993
Robert A. Kerzner 45            Vice President, 1994                   Vice President (1994-Present); Regional Vice President
                                                                         (1991-1994), Hartford.
William B. Malchodi, Jr. 46     Vice President, 1994                   Vice President (1994-Present); Director of Taxes
                                Director of Taxes, 1992                  (1992-Present), Hartford Insurance Group.
Thomas M. Marra 38              Executive Vice President and           Senior Vice President and Director, Individual Life and
                                Director, Individual Life and            Annuity Division (1993- 1996); Director of Individual
                                Annuity Division, 1996                   Annuities (1991-1993), Hartford.
                                Director, 1994*
Steven L. Mattieson 52          Vice President, 1984                   Vice President, Director of New Business (1984-Present)
                                                                         Hartford.
Joseph J. Noto 45               Vice President, 1989                   President, and Director (1994-Present), American Maturity
                                                                         Life Insurance Company; Vice President (1989-Present),
                                                                         Hartford Life Insurance Company.
Craig D. Raymond 36             Vice President, 1993                   Assistant Vice President (1992-1993); Actuary (1989-1994),
                                Chief Actuary, 1994                      Hartford Life Insurance Company.

20                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                    POSITION WITH HARTFORD LIFE,            OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
          NAME, AGE                       YEAR OF ELECTION                        FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
------------------------------  -------------------------------------  ------------------------------------------------------------
David T. Schrandt 49            Vice President, 1987                   Vice President, Treasurer and Controller (1987-Present),
                                Treasurer, 1987                          Hartford.
Lowndes A. Smith 57             President, 1989                        President and Chief Operating Officer (1989-Present),
                                Chief Executive Officer, 1993            Hartford Life Insurance Company.
                                Director, 1985*
Lizabeth H. Zlatkus 37          Vice President, 1994                   Vice President, Director Business Operaitons (1994-Present),
                                Director, 1994*                          Assistant Vice President, Director Executive Operations
                                                                         (1992-1994), Hartford Life Insurance Company.


------------------------

 * Denotes date of election to Board of Directors.


** ITT Hartford Affiliated Company.



    Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.


---------------------------------------------------
                         DISTRIBUTION OF THE CONTRACTS


    Hartford intends to sell the Contracts in all jurisdictions where it is licensed to do business. The Contracts will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance contracts under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.



    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Both HESCO and HSD are wholly-owned subsidiaries of Hartford Life Insurance Company. The principal business address of HESCO and HSD is the same as that of Hartford.



    The maximum sales commission payable to Hartford agents, independent registered insurance brokers and other registered broker-dealers is 6.0% of initial and subsequent premiums. Additional annual compensation of no more than 0.75% of Account Value may be paid. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.



    Hartford may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.


---------------------------------------------------
                          SAFEKEEPING OF THE SEPARATE
                                ACCOUNT'S ASSETS


    The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Hartford.


---------------------------------------------------
                           FEDERAL TAX CONSIDERATIONS

--------------------------------    GENERAL


    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER INVOLVED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, EMPLOYER, OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT DESCRIBED HEREIN.



    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of the Contracts cannot be made in this Prospectus and that special tax rules may be applicable with

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21
--------------------------------------------------------------------------------


respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion of federal tax considerations is based upon Hartford's understanding of existing federal income tax laws as they are currently interpreted.



---------------------------------------------------

                            TAXATION OF HARTFORD AND
                              THE SEPARATE ACCOUNT


    The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Contract Benefits and Right -- Account Value," page
13). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.



    Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.


---------------------------------------------------
                      INCOME TAXATION OF CONTRACT BENEFITS


    For federal income tax purposes, the Contracts should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance contract owner is generally not taxed on increments in the contract value until the contract is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Contract that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.



    During the first 15 Contract Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Contract.



    The Maturity Date Extension Rider allows a Contract Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Contract is extended by rider, Hartford believes that the Contract will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Contract is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Contract Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.


---------------------------------------------------
                            LAST SURVIVOR CONTRACTS


    Although Hartford believes that the last survivor Contracts are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Contract will meet the Section 7702 definition of a life insurance contract.


---------------------------------------------------
                          MODIFIED ENDOWMENT CONTRACTS


    A life insurance contract is treated as a "modified endowment contract" under Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Contract does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Contract will generally be treated as a modified endowment contract for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new contract to be treated as a modified endowment contract if no additional premiums are paid and there is no change in the death benefit as the result of the exchange.



    A contract that is classified as modified endowment contract is generally eligible for the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the contract (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.

22                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


    All modified endowment contracts that are issued within any calendar year to the same contract owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.


---------------------------------------------------
                      ESTATE AND GENERATION SKIPPING TAXES

    When the Insured dies, the Death Proceeds will generally be includible in the Contract Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Contract. If the Contract Owner was not the last surviving Insured, the fair market value of the Contract would be included in the Contract Owner's estate upon the Contract Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

    Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, estates less than $600,000 will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).

    If the Contract Owner (whether or not he or she is an Insured) transfers ownership of the Contract to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Contract. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million. Because these rules are complex, the Contract Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

---------------------------------------------------
                          DIVERSIFICATION REQUIREMENTS

    Section 817 of the Code provides that a variable life insurance contract (other than a pension plan policy) will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Contract is not treated as a life insurance contract, the Contract Owner will be subject to income tax on the annual increases in cash value.

    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of policy income on an ongoing basis. However, either the company or the Contract Owner must agree to pay the tax due for the period during which the diversification requirements were not met.


    Hartford monitors the diversification of investments in its separate accounts, including the Separate Account, and tests for diversification as required by the Code. Hartford intends to administer all Contracts subject to the diversification requirements in a manner that will maintain adequate diversification.


---------------------------------------------------
                           OWNERSHIP OF THE ASSETS IN
                              THE SEPARATE ACCOUNT

    In order for a variable life insurance contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.


    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23
--------------------------------------------------------------------------------


revenue rulings under section 817(d), relating to the definition of "variable contract." The final regulations issued under Section 817 do not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Contract Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the Contracts, as necessary, to prevent Contract Owners from being considered the owners of the assets in the Separate Account.


---------------------------------------------------
                      LIFE INSURANCE PURCHASED FOR USE IN
                           SPLIT DOLLAR ARRANGEMENTS

    On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

---------------------------------------------------
                         FEDERAL INCOME TAX WITHHOLDING

    If any amounts are deemed to be current taxable income to the Contract Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

---------------------------------------------------
                     NON-INDIVIDUAL OWNERSHIP OF CONTRACTS

    Legislation has recently been proposed which would limit certain of the tax advantages now afforded non-individual owners of life insurance contracts. Prospective Contract Owners which are not individuals should consult a tax adviser to determine the status of this proposed legislation and its potential impact on the purchaser.

---------------------------------------------------
                                     OTHER


    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of Contract proceeds depend on the circumstances of each Contract Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.


---------------------------------------------------
                    LIFE INSURANCE PURCHASES BY NONRESIDENT
                        ALIENS AND FOREIGN CORPORATIONS


    The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to a life insurance policy purchase.


---------------------------------------------------
                               LEGAL PROCEEDINGS


    There are no material legal proceedings pending to which the Separate Account is a party.


---------------------------------------------------
                                 LEGAL MATTERS


    Legal matters in connection with the issue and sale of flexible premium variable life insurance Contracts described in this Prospectus and the organization of Hartford, its authority to issue the Contracts under Connecticut law and the validity of the forms of the Contracts under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, General Counsel of Hartford Life Insurance Companies.


---------------------------------------------------
                                    EXPERTS


    The audited financial statements included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to said report on the statutory-basis financial statements of ITT Hartford Life and Annuity Insurance Company which states the statutory-basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, not presented

24                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


in accordance with generally accepted accounting principles. Reference is made to said report on the statutory-basis financial statements of ITT Hartford Life and Annuity Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in valuation method in determining aggregate reserves for future benefits in 1994, as discussed in Note 1 of Notes to Statutory Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.



    The hypothetical Contract illustrations included in this Prospectus and the registration statement with respect to the Separate Account have been approved by Michael Winterfield, FSA, MAAA, Director, Individual Annuity Inforce Management, for Hartford, and are included in reliance upon his opinion as to their reasonableness.


---------------------------------------------------
                             REGISTRATION STATEMENT


    A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Separate Account, the Funds, Hartford, and the Contracts.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   APPENDIX A
                           ILLUSTRATIONS OF BENEFITS

The tables in Appendix A illustrate the way in which a Contract operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male age 45, a female age 55 and a male age 65 with Face Amounts of $40,161, $33,334 and $19,380, respectively, are illustrated for the single life Contract. The illustrations for the last survivor Contract assume male and female of equal ages, including age 55 and 65 for Face Amounts of $44,053 and $27,778.

    The death benefit and surrender value for a Contract would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Contract Years. They would also differ if any Contract loan were made during the period of time illustrated.

    The tables reflect the deductions of current Contract charges and guaranteed Contract charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.

    The amounts shown for the death benefit and surrender value as of the end of each Contract Year take into account an average daily charge equal to an annual charge of 0.75% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.75% average daily charge) of -0.75%, 5.25% and 11.25%, respectively.

    In addition, the death benefit and surrender value as of the end of each Contract Year take into account the (1) tax expense charge equal to an annual rate of 0.40% of Account Value for the first ten Contract Years; (2) administrative charge equal to an annual rate of 0.40% of Account Value attributable to the Separate Account; (3) mortality and expense risk charge equal to an annual rate of 0.90% of Account Value attributable to the Separate Account; and (4) any Contingent Deferred Sales Charge and premium tax charge which may be applicable in the first nine Contract Years.

    The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Deductions and Charges -- Taxes Charged Against the Separate Account," page 12).


    The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually. Hartford will furnish upon request, a comparable illustration reflecting the proposed insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.

26                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE: 45 MALE
                          INITIAL FACE AMOUNT: $40,161



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)



                                         CURRENT CHARGES*                   GUARANTEED CHARGES**
                  PREMIUMS      -----------------------------------  -----------------------------------
   END OF        ACCUMULATED                    CASH                                 CASH
  CONTRACT     AT 5% INTEREST     ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
    YEAR          PER YEAR         VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  ---------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          10,500         10,834        9,840      40,161      10,756        9,764      40,161
          2          11,025         11,740       10,755      40,161      11,575       10,593      40,161
          3          11,576         12,724       11,751      40,161      12,463       11,495      40,161
          4          12,155         13,794       12,987      40,161      13,427       12,626      40,161
          5          12,763         14,956       14,169      40,161      14,474       13,693      40,161
          6          13,401         16,219       15,657      40,161      15,613       15,057      40,161
          7          14,071         17,592       17,060      40,161      16,851       16,324      40,161
          8          14,775         19,083       18,788      40,161      18,198       17,907      40,161
          9          15,513         20,704       20,452      40,161      19,666       19,417      40,161
         10          16,289         22,465       22,465      40,161      21,268       21,268      40,161
         11          17,103         24,501       24,501      40,161      23,113       23,113      40,161
         12          17,959         26,724       26,724      40,161      25,145       25,145      40,161
         13          18,856         29,153       29,153      41,398      27,386       27,386      40,161
         14          19,799         31,808       31,808      43,896      29,864       29,864      41,213
         15          20,789         34,714       34,714      46,517      32,590       32,590      43,670
         16          21,829         37,895       37,895      49,264      35,574       35,574      46,247
         17          22,920         41,367       41,367      52,951      38,832       38,832      49,705
         18          24,066         45,156       45,156      56,897      42,386       42,386      53,407
         19          25,270         49,292       49,292      61,122      46,266       46,266      57,371
         20          26,533         53,807       53,807      65,645      50,502       50,502      61,613
         25          33,864         83,601       83,601      96,978      78,372       78,372      90,912
         35          55,160        201,997      201,997     214,118     189,092      189,092     200,438



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.




    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE: 45 MALE
                          INITIAL FACE AMOUNT: $40,161



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)



                                          CURRENT CHARGES*                     GUARANTEED CHARGES**
                  PREMIUMS      -------------------------------------  -------------------------------------
   END OF        ACCUMULATED                    CASH                                   CASH
  CONTRACT     AT 5% INTEREST     ACCOUNT     SURRENDER      DEATH       ACCOUNT     SURRENDER      DEATH
    YEAR          PER YEAR         VALUE        VALUE       BENEFIT       VALUE        VALUE       BENEFIT
-------------  ---------------  -----------  -----------  -----------  -----------  -----------  -----------
          1          10,500         10,249        9,269       40,161       10,171        9,192       40,161
          2          11,025         10,506        9,546       40,161       10,337        9,380       40,161
          3          11,576         10,769        9,831       40,161       10,497        9,564       40,161
          4          12,155         11,040       10,275       40,161       10,651        9,891       40,161
          5          12,763         11,319       10,577       40,161       10,796       10,061       40,161
          6          13,401         11,605       11,089       40,161       10,930       10,421       40,161
          7          14,071         11,900       11,411       40,161       11,052       10,569       40,161
          8          14,775         12,202       11,941       40,161       11,158       10,902       40,161
          9          15,513         12,514       12,282       40,161       11,244       11,016       40,161
         10          16,289         12,833       12,833       40,161       11,309       11,309       40,161
         11          17,103         13,228       13,228       40,161       11,394       11,394       40,161
         12          17,959         13,636       13,636       40,161       11,455       11,455       40,161
         13          18,856         14,058       14,058       40,161       11,486       11,486       40,161
         14          19,799         14,494       14,494       40,161       11,486       11,486       40,161
         15          20,789         14,944       14,944       40,161       11,450       11,450       40,161
         16          21,829         15,409       15,409       40,161       11,370       11,370       40,161
         17          22,920         15,889       15,889       40,161       11,239       11,239       40,161
         18          24,066         16,385       16,385       40,161       11,048       11,048       40,161
         19          25,270         16,898       16,898       40,161       10,787       10,787       40,161
         20          26,533         17,428       17,428       40,161       10,442       10,442       40,161
         25          33,864         20,353       20,353       40,161        6,987        6,987       40,161
         35          55,160         27,852       27,852       40,161           --           --           --



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.




    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

28                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                               SINGLE LIFE OPTION
                             10,000 INITIAL PREMIUM
                               ISSUE AGE: 45 MALE
                          INITIAL FACE AMOUNT: $40,161



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)



                                           CURRENT CHARGES*                       GUARANTEED CHARGES**
                  PREMIUMS      ---------------------------------------  ---------------------------------------
   END OF        ACCUMULATED                     CASH                                     CASH
  CONTRACT     AT 5% INTEREST     ACCOUNT      SURRENDER       DEATH       ACCOUNT      SURRENDER       DEATH
    YEAR          PER YEAR         VALUE         VALUE        BENEFIT       VALUE         VALUE        BENEFIT
-------------  ---------------  -----------  -------------  -----------  -----------  -------------  -----------
          1          10,500          9,665         8,698        40,161        9,586         8,621        40,161
          2          11,025          9,340         8,404        40,161        9,169         8,235        40,161
          3          11,576          9,026         8,118        40,161        8,747         7,844        40,161
          4          12,155          8,721         7,990        40,161        8,319         7,594        40,161
          5          12,763          8,425         7,720        40,161        7,883         7,185        40,161
          6          13,401          8,138         7,657        40,161        7,438         6,964        40,161
          7          14,071          7,860         7,401        40,161        6,980         6,528        40,161
          8          14,775          7,591         7,353        40,161        6,506         6,274        40,161
          9          15,513          7,330         7,111        40,161        6,013         5,798        40,161
         10          16,289          7,076         7,076        40,161        5,498         5,498        40,161
         11          17,103          6,865         6,865        40,161        4,978         4,978        40,161
         12          17,959          6,659         6,659        40,161        4,427         4,427        40,161
         13          18,856          6,459         6,459        40,161        3,843         3,843        40,161
         14          19,799          6,264         6,264        40,161        3,221         3,221        40,161
         15          20,789          6,073         6,073        40,161        2,558         2,558        40,161
         16          21,829          5,888         5,888        40,161        1,845         1,845        40,161
         17          22,920          5,707         5,707        40,161        1,075         1,075        40,161
         18          24,066          5,531         5,531        40,161          237           237        40,161
         19          25,270          5,360         5,360        40,161           --            --            --
         20          26,533          5,193         5,193        40,161           --            --            --
         25          33,864          4,420         4,420        40,161           --            --            --
         35          55,160          3,145         3,145        40,161           --            --            --



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.




    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                              ISSUE AGE: 55 FEMALE
                          INITIAL FACE AMOUNT: $33,334



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.25% NET)



                                         CURRENT CHARGES*                   GUARANTEED CHARGES**
                  PREMIUMS      -----------------------------------  -----------------------------------
   END OF        ACCUMULATED                    CASH                                 CASH
  CONTRACT     AT 5% INTEREST     ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
    YEAR          PER YEAR         VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  ---------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          10,500         10,834        9,840      33,334      10,727        9,736      33,334
          2          11,025         11,740       10,755      33,334      11,517       10,537      33,334
          3          11,576         12,724       11,751      33,334      12,378       11,411      33,334
          4          12,155         13,794       12,987      33,334      13,317       12,517      33,334
          5          12,763         14,956       14,169      33,334      14,343       13,564      33,334
          6          13,401         16,219       15,657      33,334      15,464       14,909      33,334
          7          14,071         17,592       17,060      33,334      16,688       16,163      33,334
          8          14,775         19,083       18,788      33,334      18,025       17,735      33,334
          9          15,513         20,704       20,452      33,334      19,487       19,238      33,334
         10          16,289         22,465       22,465      33,334      21,088       21,088      33,334
         11          17,103         24,501       24,501      33,334      22,940       22,940      33,334
         12          17,959         26,736       26,736      33,334      24,991       24,991      33,334
         13          18,856         29,218       29,218      34,478      27,270       27,270      33,334
         14          19,799         31,946       31,946      37,377      29,804       29,804      34,891
         15          20,789         34,928       34,928      40,517      32,585       32,585      37,799
         16          21,829         38,190       38,190      43,919      35,625       35,625      40,969
         17          22,920         41,765       41,765      47,195      38,958       38,958      44,023
         18          24,066         45,686       45,686      50,712      42,614       42,614      47,301
         19          25,270         49,992       49,992      54,492      46,627       46,627      50,824
         20          26,533         54,687       54,687      59,609      51,004       51,004      55,594
         25          33,864         85,841       85,841      90,992      80,060       80,060      84,864
         35          55,160        208,273      208,273     218,687     192,260      192,260     201,873



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.




    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

30                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                              ISSUE AGE: 55 FEMALE
                          INITIAL FACE AMOUNT: $33,334



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)



                                          CURRENT CHARGES*                     GUARANTEED CHARGES**
                  PREMIUMS      -------------------------------------  -------------------------------------
   END OF        ACCUMULATED                    CASH                                   CASH
  CONTRACT     AT 5% INTEREST     ACCOUNT     SURRENDER      DEATH       ACCOUNT     SURRENDER      DEATH
    YEAR          PER YEAR         VALUE        VALUE       BENEFIT       VALUE        VALUE       BENEFIT
-------------  ---------------  -----------  -----------  -----------  -----------  -----------  -----------
          1          10,500         10,249        9,269       33,334       10,142        9,164       33,334
          2          11,025         10,506        9,546       33,334       10,279        9,324       33,334
          3          11,576         10,769        9,831       33,334       10,412        9,480       33,334
          4          12,155         11,040       10,275       33,334       10,539        9,781       33,334
          5          12,763         11,319       10,577       33,334       10,661        9,928       33,334
          6          13,401         11,605       11,089       33,334       10,774       10,266       33,334
          7          14,071         11,900       11,411       33,334       10,875       10,394       33,334
          8          14,775         12,202       11,941       33,334       10,959       10,704       33,334
          9          15,513         12,514       12,282       33,334       11,021       10,793       33,334
         10          16,289         12,833       12,833       33,334       11,055       11,055       33,334
         11          17,103         13,228       13,228       33,334       11,106       11,106       33,334
         12          17,959         13,636       13,636       33,334       11,127       11,127       33,334
         13          18,856         14,058       14,058       33,334       11,117       11,117       33,334
         14          19,799         14,494       14,494       33,334       11,073       11,073       33,334
         15          20,789         14,944       14,944       33,334       10,988       10,988       33,334
         16          21,829         15,409       15,409       33,334       10,854       10,854       33,334
         17          22,920         15,889       15,889       33,334       10,656       10,656       33,334
         18          24,066         16,385       16,385       33,334       10,375       10,375       33,334
         19          25,270         16,898       16,898       33,334        9,991        9,991       33,334
         20          26,533         17,428       17,428       33,334        9,479        9,479       33,334
         25          33,864         20,353       20,353       33,334        3,955        3,955       33,334
         35          55,160         27,852       27,852       33,334           --           --           --



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.




    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               31
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                              ISSUE AGE: 55 FEMALE
                          INITIAL FACE AMOUNT: $33,334



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75 NET)



                                           CURRENT CHARGES*                       GUARANTEED CHARGES**
                  PREMIUMS      ---------------------------------------  ---------------------------------------
   END OF        ACCUMULATED                     CASH                                     CASH
  CONTRACT     AT 5% INTEREST     ACCOUNT      SURRENDER       DEATH       ACCOUNT      SURRENDER       DEATH
    YEAR          PER YEAR         VALUE         VALUE        BENEFIT       VALUE         VALUE        BENEFIT
-------------  ---------------  -----------  -------------  -----------  -----------  -------------  -----------
          1          10,500          9,665         8,698        33,334        9,558         8,593        33,334
          2          11,025          9,340         8,404        33,334        9,112         8,179        33,334
          3          11,576          9,026         8,118        33,334        8,662         7,761        33,334
          4          12,155          8,721         7,990        33,334        8,209         7,486        33,334
          5          12,763          8,425         7,720        33,334        7,750         7,053        33,334
          6          13,401          8,138         7,657        33,334        7,283         6,810        33,334
          7          14,071          7,860         7,401        33,334        6,803         6,352        33,334
          8          14,775          7,591         7,353        33,334        6,305         6,073        33,334
          9          15,513          7,330         7,111        33,334        5,782         5,568        33,334
         10          16,289          7,076         7,076        33,334        5,230         5,230        33,334
         11          17,103          6,865         6,865        33,334        4,665         4,665        33,334
         12          17,959          6,659         6,659        33,334        4,061         4,061        33,334
         13          18,856          6,459         6,459        33,334        3,419         3,419        33,334
         14          19,799          6,264         6,264        33,334        2,733         2,733        33,334
         15          20,789          6,073         6,073        33,334        1,997         1,997        33,334
         16          21,829          5,888         5,888        33,334        1,200         1,200        33,334
         17          22,920          5,707         5,707        33,334          324           324        33,334
         18          24,066          5,531         5,531        33,334           --            --            --
         19          25,270          5,360         5,360        33,334           --            --            --
         20          26,533          5,193         5,193        33,334           --            --            --
         25          33,864          4,420         4,420        33,334           --            --            --
         35          55,160          3,145         3,145        33,334           --            --            --



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.




    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

32                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE: 65 MALE
                          INITIAL FACE AMOUNT: $19,380



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)



                                         CURRENT CHARGES*                   GUARANTEED CHARGES**
                  PREMIUMS      -----------------------------------  -----------------------------------
   END OF        ACCUMULATED                    CASH                                 CASH
  CONTRACT     AT 5% INTEREST     ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
    YEAR          PER YEAR         VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  ---------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          10,500         10,834        9,840      19,380      10,650        9,660      19,380
          2          11,025         11,740       10,755      19,380      11,357       10,380      19,380
          3          11,576         12,724       11,751      19,380      12,131       11,169      19,380
          4          12,155         13,794       12,987      19,380      12,984       12,190      19,380
          5          12,763         14,956       14,169      19,380      13,930       13,156      19,380
          6          13,401         16,219       15,657      19,380      14,986       14,436      19,380
          7          14,071         17,595       17,063      19,883      16,172       15,650      19,380
          8          14,775         19,106       18,810      21,208      17,516       17,228      19,443
          9          15,513         20,760       20,508      22,629      19,027       18,780      20,740
         10          16,289         22,549       22,549      24,578      20,664       20,664      22,524
         11          17,103         24,595       24,595      26,563      22,536       22,536      24,340
         12          17,959         26,837       26,837      28,716      24,587       24,587      26,309
         13          18,856         29,275       29,275      31,325      26,816       26,816      28,693
         14          19,799         31,947       31,947      33,864      29,260       29,260      31,016
         15          20,789         34,856       34,856      36,948      31,916       31,916      33,831
         16          21,829         38,046       38,046      39,949      34,834       34,834      36,576
         17          22,920         41,517       41,517      43,594      38,005       38,005      39,906
         18          24,066         45,308       45,308      47,574      41,447       41,447      43,520
         19          25,270         49,448       49,448      51,921      45,177       45,177      47,436
         20          26,533         53,969       53,969      56,667      49,215       49,215      51,677
         25          33,864         83,837       83,837      88,030      74,965       74,965      78,714
         35          55,160        202,335      202,335     204,358     175,528      175,528     177,284



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.




    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               33
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE: 65 MALE
                          INITIAL FACE AMOUNT: $19,380



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)



                                          CURRENT CHARGES*                      GUARANTEED CHARGES**
                  PREMIUMS      -------------------------------------  ---------------------------------------
   END OF        ACCUMULATED                    CASH                                    CASH
  CONTRACT     AT 5% INTEREST     ACCOUNT     SURRENDER      DEATH       ACCOUNT      SURRENDER       DEATH
    YEAR          PER YEAR         VALUE        VALUE       BENEFIT       VALUE         VALUE        BENEFIT
-------------  ---------------  -----------  -----------  -----------  -----------  -------------  -----------
          1          10,500         10,249        9,269       19,380       10,062         9,086        19,380
          2          11,025         10,506        9,546       19,380       10,104         9,152        19,380
          3          11,576         10,769        9,831       19,380       10,123         9,196        19,380
          4          12,155         11,040       10,275       19,380       10,116         9,364        19,380
          5          12,763         11,319       10,577       19,380       10,077         9,351        19,380
          6          13,401         11,605       11,089       19,380       10,002         9,502        19,380
          7          14,071         11,900       11,411       19,380        9,880         9,406        19,380
          8          14,775         12,202       11,941       19,380        9,703         9,454        19,380
          9          15,513         12,514       12,282       19,380        9,455         9,232        19,380
         10          16,289         12,833       12,833       19,380        9,124         9,124        19,380
         11          17,103         13,228       13,228       19,380        8,730         8,730        19,380
         12          17,959         13,636       13,636       19,380        8,217         8,217        19,380
         13          18,856         14,058       14,058       19,380        7,564         7,564        19,380
         14          19,799         14,494       14,494       19,380        6,738         6,738        19,380
         15          20,789         14,944       14,944       19,380        5,699         5,699        19,380
         16          21,829         15,409       15,409       19,380        4,387         4,387        19,380
         17          22,920         15,889       15,889       19,380        2,723         2,723        19,380
         18          24,066         16,385       16,385       19,380          595           595        19,380
         19          25,270         16,898       16,898       19,380           --            --            --
         20          26,533         17,428       17,428       19,380           --            --            --
         25          33,864         20,353       20,353       21,371           --            --            --
         35          55,160         27,854       27,854       28,133           --            --            --



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.




    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

34                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE: 65 MALE
                          INITIAL FACE AMOUNT: $19,380



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)



                                           CURRENT CHARGES*                       GUARANTEED CHARGES**
                  PREMIUMS      ---------------------------------------  ---------------------------------------
   END OF        ACCUMULATED                     CASH                                     CASH
  CONTRACT     AT 5% INTEREST     ACCOUNT      SURRENDER       DEATH       ACCOUNT      SURRENDER       DEATH
    YEAR          PER YEAR         VALUE         VALUE        BENEFIT       VALUE         VALUE        BENEFIT
-------------  ---------------  -----------  -------------  -----------  -----------  -------------  -----------
          1          10,500          9,665         8,698        19,380        9,475         8,512        19,380
          2          11,025          9,340         8,404        19,380        8,923         7,994        19,380
          3          11,576          9,026         8,118        19,380        8,340         7,444        19,380
          4          12,155          8,721         7,990        19,380        7,720         7,004        19,380
          5          12,763          8,425         7,720        19,380        7,056         6,368        19,380
          6          13,401          8,138         7,657        19,380        6,338         5,875        19,380
          7          14,071          7,869         7,401        19,380        5,553         5,111        19,380
          8          14,775          7,591         7,353        19,380        4,684         4,461        19,380
          9          15,513          7,330         7,111        19,380        3,712         3,503        19,380
         10          16,289          7,076         7,076        19,380        2,616         2,616        19,380
         11          17,103          6,865         6,865        19,380        1,379         1,379        19,380
         12          17,959          6,659         6,659        19,380           --            --            --
         13          18,856          6,459         6,459        19,380           --            --            --
         14          19,799          6,264         6,264        19,380           --            --            --
         15          20,789          6,073         6,073        19,380           --            --            --
         16          21,829          5,888         5,888        19,380           --            --            --
         17          22,920          5,707         5,707        19,380           --            --            --
         18          24,066          5,531         5,531        19,380           --            --            --
         19          25,270          5,360         5,360        19,380           --            --            --
         20          26,533          5,193         5,193        19,380           --            --            --
         25          33,864          4,420         4,420        19,380           --            --            --
         35          55,160          3,145         3,145        19,380           --            --            --



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.




    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               35
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                        ISSUE AGES: 55 MALE \ 55 FEMALE
                          INITIAL FACE AMOUNT: $44,053



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)



                                         CURRENT CHARGES*                   GUARANTEED CHARGES**
                  PREMIUMS      -----------------------------------  -----------------------------------
   END OF        ACCUMULATED                    CASH                                 CASH
  CONTRACT     AT 5% INTEREST     ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
    YEAR          PER YEAR         VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  ---------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          10,500         10,902        9,906      44,053      10,902        9,906      44,053
          2          11,025         11,882       10,894      44,053      11,882       10,894      44,053
          3          11,576         12,946       11,970      44,053      12,946       11,970      44,053
          4          12,155         14,103       13,292      44,053      14,103       13,292      44,053
          5          12,763         15,360       14,568      44,053      15,360       14,568      44,053
          6          13,401         16,726       16,159      44,053      16,726       16,159      44,053
          7          14,071         18,210       17,674      44,053      18,210       17,674      44,053
          8          14,775         19,825       19,526      44,053      19,822       19,523      44,053
          9          15,513         21,585       21,331      44,053      21,574       21,320      44,053
         10          16,289         23,505       23,505      44,053      23,477       23,477      44,053
         11          17,103         25,727       25,727      44,053      25,652       25,652      44,053
         12          17,959         28,162       28,162      44,053      28,031       28,031      44,053
         13          18,856         30,830       30,830      44,053      30,640       30,640      44,053
         14          19,799         33,755       33,755      44,053      33,507       33,507      44,053
         15          20,789         36,960       36,960      44,053      36,667       36,667      44,053
         16          21,829         40,479       40,479      46,551      40,154       40,154      46,177
         17          22,920         44,337       44,337      50,102      43,981       43,981      49,699
         18          24,066         48,565       48,565      53,908      48,175       48,175      53,475
         19          25,270         53,202       53,202      57,991      52,774       52,774      57,524
         20          26,533         58,305       58,305      63,553      57,828       57,828      63,033
         25          33,864         92,176       92,176      97,707      91,132       91,132      96,600
         35          55,160        230,373      230,373     241,893     219,404      219,404     230,374



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.




    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

36                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                        ISSUE AGES: 55 MALE \ 55 FEMALE
                          INITIAL FACE AMOUNT: $44,053



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)



                                          CURRENT CHARGES*                     GUARANTEED CHARGES**
                  PREMIUMS      -------------------------------------  -------------------------------------
   END OF        ACCUMULATED                    CASH                                   CASH
  CONTRACT     AT 5% INTEREST     ACCOUNT     SURRENDER      DEATH       ACCOUNT     SURRENDER      DEATH
    YEAR          PER YEAR         VALUE        VALUE       BENEFIT       VALUE        VALUE       BENEFIT
-------------  ---------------  -----------  -----------  -----------  -----------  -----------  -----------
          1          10,500         10,314        9,332       44,053       10,314        9,332       44,053
          2          11,025         10,632        9,669       44,053       10,632        9,669       44,053
          3          11,576         10,954       10,012       44,053       10,954       10,012       44,053
          4          12,155         11,279       10,509       44,053       11,279       10,509       44,053
          5          12,763         11,605       10,860       44,053       11,605       10,860       44,053
          6          13,401         11,941       11,422       44,053       11,931       11,412       44,053
          7          14,071         12,288       11,796       44,053       12,255       11,763       44,053
          8          14,775         12,646       12,383       44,053       12,574       12,311       44,053
          9          15,513         13,015       12,782       44,053       12,885       12,652       44,053
         10          16,289         13,396       13,396       44,053       13,182       13,182       44,053
         11          17,103         13,858       13,858       44,053       13,517       13,517       44,053
         12          17,959         14,337       14,337       44,053       13,834       13,834       44,053
         13          18,856         14,834       14,834       44,053       14,127       14,127       44,053
         14          19,799         15,349       15,349       44,053       14,393       14,393       44,053
         15          20,789         15,883       15,883       44,053       14,624       14,624       44,053
         16          21,829         16,436       16,436       44,053       14,809       14,809       44,053
         17          22,920         17,010       17,010       44,053       14,938       14,938       44,053
         18          24,066         17,606       17,606       44,053       14,991       14,991       44,053
         19          25,270         18,223       18,223       44,053       14,949       14,949       44,053
         20          26,533         18,863       18,863       44,053       14,787       14,787       44,053
         25          33,864         22,433       22,433       44,053       11,078       11,078       44,053
         35          55,160         31,836       31,836       44,053           --           --           --



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.




    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               37
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                        ISSUE AGES: 55 MALE \ 55 FEMALE
                          INITIAL FACE AMOUNT: $44,053



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)



                                           CURRENT CHARGES*                       GUARANTEED CHARGES**
                  PREMIUMS      ---------------------------------------  ---------------------------------------
   END OF        ACCUMULATED                     CASH                                     CASH
  CONTRACT     AT 5% INTEREST     ACCOUNT      SURRENDER       DEATH       ACCOUNT      SURRENDER       DEATH
    YEAR          PER YEAR         VALUE         VALUE        BENEFIT       VALUE         VALUE        BENEFIT
-------------  ---------------  -----------  -------------  -----------  -----------  -------------  -----------
          1          10,500          9,726         8,757        44,053        9,726         8,757        44,053
          2          11,025          9,452         8,512        44,053        9,451         8,512        44,053
          3          11,576          9,177         8,266        44,053        9,177         8,266        44,053
          4          12,155          8,899         8,166        44,053        8,899         8,166        44,053
          5          12,763          8,628         7,920        44,053        8,618         7,910        44,053
          6          13,401          8,365         7,881        44,053        8,331         7,848        44,053
          7          14,071          8,108         7,647        44,053        8,035         7,575        44,053
          8          14,775          7,859         7,619        44,053        7,727         7,489        44,053
          9          15,513          7,616         7,397        44,053        7,403         7,185        44,053
         10          16,289          7,380         7,380        44,053        7,058         7,058        44,053
         11          17,103          7,186         7,186        44,053        6,713         6,713        44,053
         12          17,959          6,996         6,996        44,053        6,334         6,334        44,053
         13          18,856          6,811         6,811        44,053        5,916         5,916        44,053
         14          19,799          6,630         6,630        44,053        5,451         5,451        44,053
         15          20,789          6,453         6,453        44,053        4,932         4,932        44,053
         16          21,829          6,280         6,280        44,053        4,345         4,345        44,053
         17          22,920          6,110         6,110        44,053        3,673         3,673        44,053
         18          24,066          5,945         5,945        44,053        2,896         2,896        44,053
         19          25,270          5,783         5,783        44,053        1,985         1,985        44,053
         20          26,533          5,625         5,625        44,053          910           910        44,053
         25          33,864          4,885         4,885        44,053           --            --            --
         35          55,160          3,633         3,633        44,053           --            --            --



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.




    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

38                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                        ISSUE AGES: 65 MALE \ 65 FEMALE
                          INITIAL FACE AMOUNT: $27,778



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)



                                         CURRENT CHARGES*                   GUARANTEED CHARGES**
                  PREMIUMS      -----------------------------------  -----------------------------------
   END OF        ACCUMULATED                    CASH                                 CASH
  CONTRACT     AT 5% INTEREST     ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
    YEAR          PER YEAR         VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  ---------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          10,500         10,897        9,902      27,778      10,897        9,902      27,778
          2          11,025         11,862       10,875      27,778      11,862       10,875      27,778
          3          11,576         12,903       11,927      27,778      12,902       11,926      27,778
          4          12,155         14,037       13,227      27,778      14,021       13,211      27,778
          5          12,763         15,274       14,483      27,778      15,229       14,439      27,778
          6          13,401         16,623       16,057      27,778      16,535       15,969      27,778
          7          14,071         18,094       17,558      27,778      17,948       17,413      27,778
          8          14,775         19,698       19,399      27,778      19,482       19,185      27,778
          9          15,513         21,447       21,193      27,778      21,155       20,902      27,778
         10          16,289         23,354       23,354      27,778      22,988       22,988      27,778
         11          17,103         25,561       25,561      27,778      25,115       25,115      27,778
         12          17,959         27,981       27,981      29,940      27,485       27,485      29,409
         13          18,856         30,632       30,632      32,776      30,076       30,076      32,182
         14          19,799         33,537       33,537      35,550      32,914       32,914      34,889
         15          20,789         36,721       36,721      38,925      36,007       36,007      38,168
         16          21,829         40,211       40,211      42,222      39,396       39,396      41,367
         17          22,920         44,035       44,035      46,238      43,088       43,088      45,243
         18          24,066         48,227       48,227      50,639      47,104       47,104      49,460
         19          25,270         52,820       52,820      55,462      51,466       51,466      54,040
         20          26,533         57,887       57,887      60,782      56,231       56,231      59,043
         25          33,864         91,514       91,514      96,090      86,546       86,546      90,874
         35          55,160        228,720      228,720     231,007     203,577      203,577     205,613



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.




    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               39
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                        ISSUE AGES: 65 MALE \ 65 FEMALE
                          INITIAL FACE AMOUNT: $27,778



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)



                                          CURRENT CHARGES*                     GUARANTEED CHARGES**
                  PREMIUMS      -------------------------------------  -------------------------------------
   END OF        ACCUMULATED                    CASH                                   CASH
  CONTRACT     AT 5% INTEREST     ACCOUNT     SURRENDER      DEATH       ACCOUNT     SURRENDER      DEATH
    YEAR          PER YEAR         VALUE        VALUE       BENEFIT       VALUE        VALUE       BENEFIT
-------------  ---------------  -----------  -----------  -----------  -----------  -----------  -----------
          1          10,500         10,309        9,327       27,778       10,309        9,327       27,778
          2          11,025         10,612        9,650       27,778       10,612        9,650       27,778
          3          11,576         10,917        9,976       27,778       10,907        9,967       27,778
          4          12,155         11,232       10,463       27,778       11,191       10,423       27,778
          5          12,763         11,556       10,812       27,778       11,460       10,717       27,778
          6          13,401         11,891       11,372       27,778       11,710       11,193       27,778
          7          14,071         12,236       11,744       27,778       11,935       11,445       27,778
          8          14,775         12,592       12,329       27,778       12,126       11,866       27,778
          9          15,513         12,960       12,727       27,778       12,275       12,045       27,778
         10          16,289         13,339       13,339       27,778       12,370       12,370       27,778
         11          17,103         13,799       13,799       27,778       12,451       12,451       27,778
         12          17,959         14,276       14,276       27,778       12,455       12,455       27,778
         13          18,856         14,770       14,770       27,778       12,368       12,368       27,778
         14          19,799         15,283       15,283       27,778       12,172       12,172       27,778
         15          20,789         15,815       15,815       27,778       11,843       11,843       27,778
         16          21,829         16,366       16,366       27,778       11,347       11,347       27,778
         17          22,920         16,937       16,937       27,778       10,641       10,641       27,778
         18          24,066         17,530       17,530       27,778        9,661        9,661       27,778
         19          25,270         18,144       18,144       27,778        8,326        8,326       27,778
         20          26,533         18,781       18,781       27,778        6,527        6,527       27,778
         25          33,864         22,335       22,335       27,778           --           --           --
         35          55,160         31,696       31,696       32,014           --           --           --



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.




    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

40                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE


                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                        ISSUE AGES: 65 MALE \ 65 FEMALE
                          INITIAL FACE AMOUNT: $27,778



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)



                                           CURRENT CHARGES*                       GUARANTEED CHARGES**
                  PREMIUMS      ---------------------------------------  ---------------------------------------
   END OF        ACCUMULATED                     CASH                                     CASH
  CONTRACT     AT 5% INTEREST     ACCOUNT      SURRENDER       DEATH       ACCOUNT      SURRENDER       DEATH
    YEAR          PER YEAR         VALUE         VALUE        BENEFIT       VALUE         VALUE        BENEFIT
-------------  ---------------  -----------  -------------  -----------  -----------  -------------  -----------
          1          10,500          9,721         8,752        27,778        9,721         8,752        27,778
          2          11,025          9,432         8,493        27,778        9,432         8,493        27,778
          3          11,576          9,147         8,236        27,778        9,129         8,220        27,778
          4          12,155          8,869         8,136        27,778        8,809         8,077        27,778
          5          12,763          8,599         7,891        27,778        8,466         7,760        27,778
          6          13,401          8,336         7,852        27,778        8,095         7,614        27,778
          7          14,071          8,080         7,619        27,778        7,687         7,230        27,778
          8          14,775          7,831         7,592        27,778        7,232         6,996        27,778
          9          15,513          7,589         7,370        27,778        6,716         6,499        27,778
         10          16,289          7,354         7,354        27,778        6,122         6,122        27,778
         11          17,103          7,161         7,161        27,778        5,457         5,457        27,778
         12          17,959          6,972         6,972        27,778        4,673         4,673        27,778
         13          18,856          6,787         6,787        27,778        3,747         3,747        27,778
         14          19,799          6,606         6,606        27,778        2,652         2,652        27,778
         15          20,789          6,430         6,430        27,778        1,349         1,349        27,778
         16          21,829          6,257         6,257        27,778           --            --            --
         17          22,920          6,088         6,088        27,778           --            --            --
         18          24,066          5,923         5,923        27,778           --            --            --
         19          25,270          5,762         5,762        27,778           --            --            --
         20          26,533          5,604         5,604        27,778           --            --            --
         25          33,864          4,866         4,866        27,778           --            --            --
         35          55,160          3,619         3,619        27,778           --            --            --



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.




    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To the Board of Directors of
ITT Hartford Life and Annuity Insurance Company:



We have audited the accompanying statutory-basis balance sheets of ITT Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1996 and 1995, and the related statutory-basis statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



The Company presents its financial statements in conformity with statutory accounting practices as described in Note 1 of notes to statutory-basis financial statements. When statutory-basis financial statements are presented for purposes other than for filing with a regulatory agency, generally accepted auditing standards require that an auditors' report on them state whether they are presented in conformity with generally accepted accounting principles. The accounting practices used by the Company vary from generally accepted accounting principles as explained and quantified in Note 1. In our opinion, because the differences in accounting practices as described in Note 1 are material, the statutory-basis financial statements referred to above do not present fairly, in accordance with generally accepted accounting principles, the financial position of the Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996.



However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996 in conformity with statutory accounting practices as described in Note 1.



As discussed in Note 1 of notes to statutory financial statements, during 1994, the Company changed its valuation method in determining aggregate reserves for future benefits.



                                         ARTHUR ANDERSEN LLP



Hartford, Connecticut
February 10, 1997

                                 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                      STATUTORY BASIS STATEMENTS OF INCOME


                                                   FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                            ----------------------------------
                                               1996        1995        1994
                                            ----------  ----------  ----------
                                                          ($000)
 Revenues
   Premiums and Annuity Considerations....  $  250,244  $  165,792  $  442,173
   Annuity and Other Fund Deposits........   1,897,347   1,087,661     608,685
   Net Investment Income..................      98,441      78,787      29,012
   Commissions and Expense Allowances on
    Reinsurance Ceded.....................     370,637     183,380     154,527
   Reserve Adjustment on Reinsurance
    Ceded.................................   3,864,395   1,879,785   1,266,926
   Other Revenues.........................     161,906     140,796      41,857
                                            ----------  ----------  ----------
     Total Revenues.......................   6,642,970   3,536,201   2,543,180
                                            ----------  ----------  ----------
 Benefits and Expenses
   Death and Annuity Benefits.............      60,111      53,029       7,948
   Surrenders and Other Benefit
    Payments..............................     276,720     221,392     181,749
   Commissions and Other Expenses.........     491,720     236,202     186,303
   Increase in Reserves for Future
    Benefits..............................      27,351      94,253     416,748
   Increase in Liability for Premium and
    Other Deposit Funds...................     207,156     460,124     182,934
   Net Transfers to Separate Accounts.....   5,492,964   2,414,669   1,541,419
                                            ----------  ----------  ----------
     Total Benefits and Expenses..........   6,556,022   3,479,669   2,517,101
                                            ----------  ----------  ----------
 Net Gain from Operations Before Federal
  Income Tax Expense......................      86,948      56,532      26,079
   Federal Income Tax Expense.............      19,360      14,048      24,038
                                            ----------  ----------  ----------
 Net Gain from Operations.................      67,588      42,484       2,041
   Net Realized Capital Gains (Losses)....         407         374          (2)
                                            ----------  ----------  ----------
 Net Income...............................  $   67,995  $   42,858  $    2,039
                                            ----------  ----------  ----------
                                            ----------  ----------  ----------



   The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                         STATUTORY BASIS BALANCE SHEETS


                                                       AS OF DECEMBER 31,
                                                     -----------------------
                                                        1996         1995
                                                     -----------  ----------
                                                             ($000)
 Assets
   Bonds...........................................  $ 1,268,480  $1,226,489
   Common Stocks...................................       44,996      39,776
   Policy Loans....................................       28,853      22,521
   Cash and Short-Term Investments.................      176,830     173,304
   Other Invested Assets...........................        2,858      13,432
                                                     -----------  ----------
     Total Cash and Invested Assets................    1,522,017   1,475,522
                                                     -----------  ----------
   Investment Income Due and Accrued...............       14,555      18,021
   Premium Balances Receivable.....................          373         402
   Receivables from Affiliates.....................          257       8,182
   Other Assets....................................       19,099      25,907
   Separate Account Assets.........................   14,619,324   7,324,910
                                                     -----------  ----------
     Total Assets..................................  $16,175,625  $8,852,944
                                                     -----------  ----------
                                                     -----------  ----------
 Liabilities
   Aggregate Reserves for Future Benefits..........  $   571,970  $  542,082
   Policy and Contract Claims......................        6,806       8,223
   Liability for Premium and Other Deposit Funds...    1,155,143     948,361
   Asset Valuation Reserve.........................        7,442       8,010
   Payable to Affiliates...........................       10,022       3,682
   Other Liabilities...............................     (498,195)   (220,658)
   Separate Account Liabilities....................   14,619,324   7,324,910
                                                     -----------  ----------
     Total Liabilities.............................   15,872,512   8,614,610
                                                     -----------  ----------
 Capital and Surplus
   Common Stock....................................        2,500       2,500
   Gross Paid-In and Contributed Surplus...........      226,043     226,043
   Unassigned Funds................................       74,570       9,791
                                                     -----------  ----------
     Total Capital and Surplus.....................      303,113     238,334
                                                     -----------  ----------
   Total Liabilities and Capital and Surplus.......  $16,175,625  $8,852,944
                                                     -----------  ----------
                                                     -----------  ----------



   The accompanying notes are an integral part of these financial statements.

                                 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

          STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS


                                             FOR THE YEARS ENDED DECEMBER 31,
                                            ----------------------------------
                                              1996         1995         1994
                                            ---------    ---------    --------
                                                          ($000)
 Capital and Surplus -- Beginning of
  Year...................................   $ 238,334    $  91,285    $ 88,693
                                            ---------    ---------    --------
   Net Income............................      67,995       42,858       2,039
   Change in Net Unrealized Capital
    (Losses) Gains on Common Stocks......      (5,171)       1,709        (133)
   Change in Asset Valuation Reserve.....         568       (5,588)     (1,356)
   Change in Non-Admitted Assets.........       1,387       (1,944)     (8,599)
   Change in Reserve (Valuation Basis)...          --           --      10,659
   Aggregate Write-ins for Surplus.......          --        8,080         (18)
   Dividends to Shareholder..............          --      (10,000)         --
   Paid-In Surplus.......................          --      111,934          --
                                            ---------    ---------    --------
     Change in Capital and Surplus.......      64,779      147,049       2,592
                                            ---------    ---------    --------
 Capital and Surplus -- End of Year......   $ 303,113    $ 238,334    $ 91,285
                                            ---------    ---------    --------
                                            ---------    ---------    --------



   The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    STATUTORY BASIS STATEMENTS OF CASH FLOWS


                                                FOR THE YEARS ENDED DECEMBER 31,
                                            -----------------------------------------
                                               1996           1995           1994
                                            -----------    -----------    -----------
                                                             ($000)
 Operations
   Premiums, Annuity Considerations and
    Other Fund Deposits..................   $ 2,147,627    $ 1,253,511    $ 1,050,493
   Net Investment Income.................       106,178         78,328         24,519
   Other Revenues........................     4,396,892      2,253,466      1,515,700
                                            -----------    -----------    -----------
     Total Revenues......................     6,650,697      3,585,305      2,590,712
                                            -----------    -----------    -----------
   Benefits Paid.........................       338,998        277,965        181,205
   Federal Income Taxes Paid on
    Operations...........................        28,857        208,423         20,634
   Other Expenses........................     6,254,139      2,664,385      1,832,905
                                            -----------    -----------    -----------
     Total Benefits and Expenses.........     6,621,994      3,150,773      2,034,744
                                            -----------    -----------    -----------
     Net Cash from Operations............        28,703        434,532        555,968
                                            -----------    -----------    -----------
 Proceeds from Investments
   Bonds.................................       871,019        287,941         87,747
   Common Stocks.........................        72,100             52             --
   Other.................................            10             28             40
                                            -----------    -----------    -----------
     Total Investment Proceeds...........       943,129        288,021         87,787
                                            -----------    -----------    -----------
 Taxes (Paid) Received on Capital (Gains)
  Losses.................................          (936)          (226)            96
 Paid-In Surplus.........................            --        111,934             --
 Other Cash Provided.....................        41,998         28,199         30,554
                                            -----------    -----------    -----------
     Total Proceeds......................     1,012,894        862,460        674,405
                                            -----------    -----------    -----------
 Cost of Investments Acquired
   Bonds.................................       914,523        720,521        595,181
   Common Stocks.........................        82,495         35,794            808
   Miscellaneous Applications............           130          2,146          2,523
                                            -----------    -----------    -----------
     Total Investments Acquired..........       997,148        758,461        598,512
                                            -----------    -----------    -----------
 Other Cash Applied
   Dividends Paid to Shareholders........            --         10,000             --
   Other.................................        12,220          5,007         24,813
                                            -----------    -----------    -----------
     Total Other Cash Applied............        12,220         15,007         24,813
                                            -----------    -----------    -----------
       Total Applications................     1,009,368        773,468        623,325
                                            -----------    -----------    -----------
 Net Change in Cash and Short-Term
  Investments............................         3,526         88,992         51,080
 Cash and Short-Term Investments,
  Beginning of Year......................       173,304         84,312         33,232
                                            -----------    -----------    -----------
 Cash and Short-Term Investments, End of
  Year...................................   $   176,830    $   173,304    $    84,312
                                            -----------    -----------    -----------
                                            -----------    -----------    -----------



   The accompanying notes are an integral part of these financial statements.

                                 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)


---------------------------------------------------

 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


ORGANIZATION



    ITT Hartford Life and Annuity Insurance Company ("ILA" or "the Company"), formerly known as ITT Life Insurance Corporation, is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("Hartford Life"), which is ultimately owned by ITT Hartford Group, Inc. ("The Hartford"), formerly a wholly owned subsidiary of ITT Corporation ("ITT"). On February 10, 1997, The Hartford announced its plans to sell up to 20% of Hartford Life to the public. On December 19, 1995, ITT Corporation distributed all the outstanding shares of The Hartford to ITT shareholders of record in an action known herein as the "Distribution". As a result of the Distribution, The Hartford became an independent, publicly traded company. During 1996, ILA re-domesticated from the State of Wisconsin to the State of Connecticut.



    ILA offers a complete line of ordinary and universal life insurance, individual annuities and certain supplemental accident and health benefit coverages.



BASIS OF PRESENTATION



    The accompanying ILA statutory-basis financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.



    The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.



    Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:



    (1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, premium taxes, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life of the policy;



    (2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, generally, for universal life policies and investment products, are only recorded for policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders and the retrospective deposit method is used in accounting for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit. The prospective deposit method is used for GAAP purposes where investment margins are the primary source of profit;



    (3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used for GAAP financial reporting;



    (4) providing for income taxes based on current taxable income (tax return) only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes;



    (5) excluding certain GAAP assets designated as non-admitted assets (e.g., past due agents' balances and furniture and equipment) from the balance sheet for statutory purposes by directly charging surplus;



    (6) establishing accruals for post-retirement and post-employment health care benefits on an option basis, using a twenty year phase-in approach, whereas GAAP liabilities are required to be recorded;



    (7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve); as well as the deferral and amortization of realized gains and losses, motivated by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve); whereas on a GAAP basis, no such formula reserve is required and

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


    realized gains and losses are recognized in the period the asset is sold;



    (8) the reporting of reserves and benefits net of reinsurance ceded, where risk transfer has taken place; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;



    (9) the reporting of fixed maturities at amortized cost, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's fixed maturities were classified on a GAAP basis as "available-for- sale" and accordingly, those investments were reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Net unrealized capital
    (loss)/ gain on investments, net of tax". For statutory reporting purposes, Net Unrealized Capital Losses (Gains) on Common Stocks represent unrealized losses (gains) on common stock reported at fair value; and



    (10) separate account liabilities are valued on the Commissioner's Annuity Reserve Valuation Method ("CARVM"), with the surplus generated recorded as a liability to the general account (and a contra liability on the balance sheet of the general account), whereas GAAP liabilities are valued at account value.



    As of and for the years ended December 31, 1996, 1995 and 1994, the significant differences between statutory and GAAP basis net income and capital and surplus for the Company are summarized as follows:



                                    1996         1995         1994
                                 -----------  -----------  -----------
GAAP Net Income................  $    41,202  $    38,821  $    23,295
Amortization and deferral of
 policy acquisition costs......     (341,572)    (174,341)    (117,863)
Change in unearned revenue
 reserve.......................       55,504       32,300       24,494
Deferred taxes.................        2,090        2,801       (9,267)
Separate accounts..............      306,978      146,635       75,941
Other, net.....................        3,793       (3,358)       5,439
                                 -----------  -----------  -----------
Statutory Net Income...........  $    67,995  $    42,858  $     2,039
                                 -----------  -----------  -----------
                                 -----------  -----------  -----------



                                    1996         1995         1994
                                 -----------  -----------  -----------
GAAP Capital and Surplus.......  $   503,887  $   455,541  $   199,785
Deferred policy acquisition
 costs.........................     (938,114)    (596,542)    (422,201)
Unearned revenue reserve.......      130,148       74,644       42,344
Deferred taxes.................       12,823        1,493       13,257
Separate accounts..............      640,101      333,123      186,488
Asset valuation reserve........       (7,442)      (8,010)      (2,422)
Unrealized gain (loss) on
 bonds.........................        5,112       (1,696)      21,918
Adjustment relating to Lyndon
 contribution (see Note 3).....      (41,277)     (41,277)          --
Other, net.....................       (2,125)      21,058       52,116
                                 -----------  -----------  -----------
Statutory Capital and
 Surplus.......................  $   303,113  $   238,334  $    91,285
                                 -----------  -----------  -----------
                                 -----------  -----------  -----------



AGGREGATE RESERVES AND LIABILITIES FOR PREMIUM AND OTHER DEPOSIT FUNDS



    Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 5%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based on Company experience.



    ILA has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of the contracts. The assets consist primarily of marketable securities reported at market value. Premiums, benefits and expenses of these contracts are reported in the Statutory Basis Statements of Income.



    During 1994, the Company changed the valuation method on aggregate reserves for future benefits resulting in a $10.7 million increase in surplus. The new valuation method is in accordance with presently accepted actuarial standards.



INVESTMENTS



    Investments in bonds are carried at amortized cost. Bonds which are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO")are carried at the appropriate SVO published value. When a permanent reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Common stocks are carried at market value with the difference from cost reflected in surplus. Other invested assets are generally recorded at fair value.

                                 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


    Changes in net unrealized capital (losses)/gains on common stocks are reported as (reductions)/additions of surplus. The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The reserve decreased by $568 in 1996 and increased by $5,588 and $1,356 in 1995 and 1994, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the remaining life of the mortgage loan or bond sold. Realized capital gains and losses, net of taxes not included in IMR are reported in the Statutory Basis Statements of Income. Realized investment gains and losses are determined on a specific identification basis. The amount of net capital gains reclassified from the IMR was $1,413 and $39 in 1996 and 1995, respectively, and the amount of net capital losses was $67 in 1994. The amount of income amortized was $392, $256 and $114 in 1996, 1995 and 1994, respectively.



OTHER LIABILITIES



    The amount reflected in other liabilities includes a receivable from the separate accounts of $640 million and $333 million as of December 31, 1996 and 1995, respectively. The balances are classified in accordance with NAIC accounting practices.



---------------------------------------------------

 2. INVESTMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME



                              1996       1995       1994
                            ---------  ---------  ---------
Interest income from
 bonds....................  $  89,940  $  76,100  $  28,335
Interest income from
 policy loans.............      1,846      1,504        454
Interest and dividends
 from other investments...      7,864      2,288      1,069
                            ---------  ---------  ---------
Gross investment income...     99,650     79,892     29,858
Less: investment
 expenses.................      1,209      1,105        846
                            ---------  ---------  ---------
Net investment income.....  $  98,441  $  78,787  $  29,012
                            ---------  ---------  ---------
                            ---------  ---------  ---------



(B) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS



                                  1996       1995       1994
                                ---------  ---------  ---------
Gross unrealized capital gains
 at end of year...............  $     713  $   1,724  $      75
Gross unrealized capital
 losses at end of year........     (4,160)        --        (60)
                                ---------  ---------  ---------
Net unrealized capital
 (losses) gains...............     (3,447)     1,724         15
Balance at beginning of
 year.........................      1,724         15        148
                                ---------  ---------  ---------
Change in net unrealized
 capital (losses) gains on
 common stocks................  $  (5,171) $   1,709  $    (133)
                                ---------  ---------  ---------
                                ---------  ---------  ---------



(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS



                            1996        1995        1994
                         ----------  ----------  ----------
Gross unrealized
 capital gains at end
 of year...............  $   11,821  $   22,251  $      986
Gross unrealized
 capital losses at end
 of year...............      (3,842)     (1,374)    (34,718)
                         ----------  ----------  ----------
Net unrealized capital
 gains (losses) after
 tax...................       7,979      20,877     (33,732)
Balance at beginning of
 year..................      20,877     (33,732)      5,232
                         ----------  ----------  ----------
Change in net
 unrealized capital
 (losses) gains on
 bonds and short-term
 investments...........  $  (12,898) $   54,609  $  (38,964)
                         ----------  ----------  ----------
                         ----------  ----------  ----------



(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)



                                    1996       1995       1994
                                  ---------  ---------  ---------
Bonds and short-term
 investments....................  $   2,756  $     156  $    (101)
Common stocks...................          0         52          0
Real estate and other...........          0          0         34
                                  ---------  ---------  ---------
Realized capital gains
 (losses).......................      2,756        208        (67)
Capital gains taxes (benefit)...        936       (205)         2
                                  ---------  ---------  ---------
Net realized capital gains
 (losses) after tax.............      1,820        413        (69)
Less: IMR capital gains
 (losses).......................      1,413         39        (67)
                                  ---------  ---------  ---------
Net realized capital gains
 (losses).......................  $     407  $     374  $      (2)
                                  ---------  ---------  ---------
                                  ---------  ---------  ---------

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


(E) OFF-BALANCE SHEET INVESTMENTS



    The Company had no significant financial instruments with off-balance sheet risk as of December 31, 1996 and 1995.



(F) CONCENTRATION OF CREDIT RISK



    Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.



(G) BONDS, SHORT-TERM AND COMMON STOCK INVESTMENTS



                                                                                       AS OF DECEMBER 31, 1996
                                                                           ------------------------------------------------
                                                                                           GROSS UNREALIZED
                                                                            AMORTIZED    --------------------      FAIR
                                                                               COST        GAINS     LOSSES       VALUE
                                                                           ------------  ---------  ---------  ------------
U.S. government and government agencies and authorities:
  (Guaranteed and sponsored).............................................  $     58,761  $       6  $    (195) $     58,572
  (Guaranteed and sponsored) -- asset-backed.............................        78,237      1,477       (609)       79,105
States, municipalities and political subdivisions........................        25,958        163         (2)       26,119
International governments................................................         7,447        205         --         7,652
Public utilities.........................................................        70,116        396       (424)       70,088
All other corporate......................................................       410,530      6,357     (1,355)      415,532
All other corporate -- asset-backed......................................       485,953      2,654     (1,081)      487,526
Short-term investments...................................................       148,094         --        (66)      148,028
Certificates of deposit..................................................        83,378        563       (110)       83,831
Parents, subsidiaries and affiliates.....................................        48,100         --         --        48,100
                                                                           ------------  ---------  ---------  ------------
  Total bonds and short-term investments.................................  $  1,416,574  $  11,821  $  (3,842) $  1,424,553
                                                                           ------------  ---------  ---------  ------------
                                                                           ------------  ---------  ---------  ------------
Common stock -- unaffiliated.............................................  $     13,064  $     713  $       0  $     13,777
Common stock -- affiliated...............................................        35,379          0      4,160        31,219
                                                                           ------------  ---------  ---------  ------------
Total common stocks......................................................  $     48,443  $     713  $   4,160  $     44,996
                                                                           ------------  ---------  ---------  ------------
                                                                           ------------  ---------  ---------  ------------



                                                                                       AS OF DECEMBER 31, 1995
                                                                         ----------------------------------------------------
                                                                                           GROSS UNREALIZED
                                                                          AMORTIZED    ------------------------      FAIR
                                                                             COST         GAINS       LOSSES        VALUE
                                                                         ------------  -----------  -----------  ------------
U.S. government and government agencies and authorities:
  (Guaranteed and sponsored)...........................................  $     44,268   $      14    $    (248)  $     44,034
  (Guaranteed and sponsored) -- asset-backed...........................       176,160       4,644         (682)       180,122
States, municipalities and political subdivisions......................        16,948          38           (6)        16,980
International governments..............................................         5,402         441           --          5,843
Public utilities.......................................................       108,083       1,652          (90)       109,645
All other corporate....................................................       374,058       8,145         (248)       381,955
All other corporate -- asset-backed....................................       410,197       5,841          (89)       415,949
Short-term investments.................................................       139,011          18           --        139,029
Certificates of deposit................................................        91,373       1,458          (11)        92,820
                                                                         ------------  -----------  -----------  ------------
  Total bonds and short-term investments...............................  $  1,365,500   $  22,251    $  (1,374)  $  1,386,377
                                                                         ------------  -----------  -----------  ------------
                                                                         ------------  -----------  -----------  ------------
Common stock -- unaffiliated...........................................  $      2,668   $     555    $      --   $      3,223
Common stock -- affiliated.............................................        35,384       1,169           --         36,553
                                                                         ------------  -----------  -----------  ------------
  Total common stocks..................................................  $     38,052   $   1,724    $      --   $     39,776
                                                                         ------------  -----------  -----------  ------------
                                                                         ------------  -----------  -----------  ------------



    The amortized cost and estimated market value of bonds and short-term investments at December 31, 1996 by management's anticipated maturity are shown below. Asset-backed securities are distributed to maturity year based on ILA's estimate of the rate of future prepayments of principal

                                 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


over the remaining life of the securities. Expected maturities differ from contractual maturities reflecting borrowers' rights to call or prepay their obligations.



                                               ESTIMATED
                                 AMORTIZED        FAIR
           MATURITY                 COST         VALUE
------------------------------  ------------  ------------
Due in one year or less.......  $    478,095  $    478,852
Due after one year through
 five years...................       622,805       623,105
Due after five years through
 ten years....................       259,479       265,681
Due after ten years...........        56,195        56,915
                                ------------  ------------
  Total.......................  $  1,416,574  $  1,424,553



    Proceeds from sales of investments in bonds and short-term investments during 1996, 1995 and 1994 were $668,078, $313,961 and $117,912, respectively, resulting in gross realized gains of $3,675, $1,419 and $518, respectively, and gross realized losses of $919, $1,263 and $619, respectively, before transfers to IMR. The Company had realized gains of $52 during 1995 from a capital gain distribution.



(H) FAIR VALUE OF FINANCIAL INSTRUMENTS
   BALANCE SHEET ITEMS (IN MILLIONS):



                                  1996                    1995
                         ----------------------  ----------------------
                          CARRYING      FAIR      CARRYING      FAIR
                           AMOUNT       VALUE      AMOUNT       VALUE
                         -----------  ---------  -----------  ---------
Assets
  Bonds and short-term
   investments.........   $   1,417   $   1,425   $   1,366   $   1,386
  Common stocks........          45          45          40          40
  Policy loans.........          29          29          23          23
  Other invested
   assets..............           3           3          13          13
Liabilities
  Liabilities on
   investment
   contracts...........   $   1,245   $   1,191   $   1,031   $     981



    The carrying amounts for policy loans approximates fair value. The liabilities are determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.



---------------------------------------------------

 3. RELATED PARTY TRANSACTIONS


    Transactions between the Company and its affiliates within The Hartford relate principally to tax settlements, reinsurance, service fees, capital contributions and payments of dividends.



    On June 30, 1995, the assets of Lyndon Insurance Company were contributed to ILA. As a result, ILA received approximately $365 million in bonds and short-term investments, common stocks and cash, $28 million in policy reserves, $187 million of current tax liability, $26 million in IMR, $8 million in AVR (offset by an aggregate write-in to surplus), and $4 million of other liabilities. The assets in excess of liabilities of $112 million were recorded as an increase to paid-in surplus.



    For additional information, see Note 5.



---------------------------------------------------

 4. FEDERAL INCOME TAXES


    The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were to file separate federal, state and local income tax returns.



    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the current intention of The Hartford and its subsidiaries to continue to file a single consolidated Federal income tax return. The Company will continue to remit (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. Federal income taxes paid by the Company were $29,792, $215,921 and $20,538 in 1996, 1995 and 1994, respectively. The effective tax rate was 22%, 25% and 92% in 1996, 1995 and 1994, respectively. The following schedule provides a reconciliation of the tax provision at the U.S. Federal Statutory rate to Federal income tax expense (in millions).



                                                     1996       1995        1994
                                                   ---------  ---------     -----
Tax provision at U.S. Federal statutory rate.....  $      30  $      20   $       9
Tax deferred acquisition costs...................         27          8           8
Statutory to tax reserve differences.............         --          3           5
Unrealized (gain)/loss on separate accounts......        (21)       (13)          2
Investments and other............................        (17)        (4)         --
                                                   ---------  ---------         ---
Federal income tax expense.......................  $      19  $      14   $      24
                                                   ---------  ---------         ---
                                                   ---------  ---------         ---



---------------------------------------------------

 5. CAPITAL AND SURPLUS AND SHAREHOLDER
   DIVIDEND RESTRICTIONS


    The maximum amount of dividends which can be paid, without prior approval, by State of Connecticut insurance companies to shareholders is subject to restrictions relating to statutory surplus. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1996 or 1994. ILA paid dividends of $10 million to its parent, HLIC, in 1995. As a result of the Distribution by ITT, the assets of ITT Lyndon Insurance

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


Company (Lyndon) were contributed to ILA in June 1995. Substantially all the business was removed from Lyndon prior to the contribution. The amount of assets which exceeded liabilities at the contribution date ($112 million) was included in paid-in surplus.



---------------------------------------------------

 6. PENSION PLANS AND OTHER POST-RETIREMENT
   AND POST-EMPLOYMENT BENEFITS


    The Company's employees are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974 and the maximum amount that can be deducted for Federal income tax purposes. Generally, pension costs are funded through the purchase of HLIC's group pension contracts. Pension expense was $358, $1,034, and $1,211 in 1996, 1995 and 1994, respectively. Liabilities for the plan are held by The Hartford.



    The Company also participates in The Hartford's Investment and Savings Plan, which includes a deferred compensation option under IRC section 401(k) and an ESOP allocation under IRC section 404(k). The liabilities for these plans are included in the financial statements of The Hartford. The cost to ILA was not material in 1996, 1995 and 1994.



    The Company's employees are included in The Hartford's contributory defined health care and life insurance benefit plans. These plans provide health care and life insurance benefits for retired employees. Substantially all employees may become eligible for those benefits if they reach normal or early retirement age while still working for the Company. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Amounts allocated by The Hartford for post-retirement health care and life insurance benefits expense (not including provisions for accrual of post-retirement benefit obligations) are immaterial. The assumed rate of future increases in the per capita cost of health care (the health care trend rate) was 9.3% for 1996, decreasing ratably to 6% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated post-retirement benefit obligation and the annual expense. The cost to ILA was not material in 1996, 1995 and 1994.



    Post-employment benefits are primarily comprised of obligations to provide medical and life insurance to employees on long-term disability. Post-employment benefit expense was not material in 1996, 1995 and 1994.



---------------------------------------------------

 7. REINSURANCE


    The Company cedes insurance to non-affiliated insurers in order to limit its maximum loss. Such transfer does not relieve ILA of its primary liability. ILA also assumes insurance from other insurers.



    Life insurance net retained premiums were comprised of the following:



                                       1996        1995        1994
                                    ----------  ----------  ----------
Direct premiums...................  $  226,612  $  159,918  $  133,180
Premiums assumed..................      33,817      13,299         960
Premiums ceded....................     (10,185)     (7,425)    308,033
                                    ----------  ----------  ----------
Premiums and annuity
 considerations...................  $  250,244  $  165,792  $  442,173
                                    ----------  ----------  ----------
                                    ----------  ----------  ----------



    The Company ceded to a third party, on a modified coinsurance basis, 80% of the variable annuity business written in 1994. The ceded business includes both general and separate account liabilities. As a result of the agreement, in December 1994, ILA transferred approximately $1,352 million in assets and liabilities. The financial impact of the cession was an increase of approximately $15 million to net income and surplus in 1994.



    In November 1994, the Company ceded, on a modified coinsurance basis, 30% of the separate account variable annuity business distributed by Paine Webber to Paine Webber Life Insurance Company ("PWLIC"). As a result of the agreement, ILA transferred approximately $24 million in assets and liabilities to PWLIC. The financial impact of the cession was an increase of approximately $765 to net income and surplus in 1994.



    In October 1994, the agreement, effective December 1990, which required ILA to coinsure 90% of all existing and new business, excluding variable annuity business, written by the Company to HLIC, was terminated. As a result of the termination, ILA received approximately $430 million in assets and liabilities from HLIC. The impact of the transaction was a decrease of approximately $15 million to net income and surplus in 1994.



    In November 1993, ILA acquired, through an assumption reinsurance transaction, substantially all of the individual fixed and variable annuity business of Hartford Life and Accident, an affiliate. As a result of this transaction, the assets and liabilities of the Company increased approximately $1 billion, substantially all of which was transferred to the separate accounts of the Company. The remaining assets and liabilities (approximately $41 million) were transferred in October 1995. The impact of these transactions on net income and surplus was not significant.

                                 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


---------------------------------------------------

 8. SEPARATE ACCOUNTS


    The Company maintains separate account assets and liabilities totaling $14.6 billion and $7.3 billion at December 31, 1996 and 1995, respectively. Separate account assets are reported at fair value and separate account liabilities are determined in accordance with CARVM, which approximates the market value less applicable surrender charges. Separate account assets are segregated from other investments, the policyholder assumes the investment risk, and the investment income and gains and losses accrue directly to the policyholder. Separate account management fees, net of minimum guarantees, were $144 million, $72 million and $42 million in 1996, 1995 and 1994, respectively, and are recorded as a component of other revenues on the Statutory Basis Statements of Income.



---------------------------------------------------

 9. COMMITMENTS AND CONTINGENCIES


    As of December 31, 1996 and 1995, the Company had no material contingent liabilities, nor had the Company committed any surplus funds for any contingent liabilities or arrangements. The Company is involved in various legal actions which have arisen in the normal course of its business. In the opinion of management, the ultimate liability with respect to such lawsuits as well as other contingencies is not considered to be material in relation to the results of operations and financial position of the Company.



    Under insurance guaranty laws in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on ILA under these laws cannot be reasonably estimated. Most of the laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states. ILA paid guaranty fund assessments of $1,262, $1,684 and $583 in 1996, 1995 and 1994,
respectively. ILA incurred guaranteed fund expense of $548, $0 and $0 in 1996, 1995 and 1994, respectively.

Report of Independent Public Accountants

To ITT Hartford Life and Annuity Insurance Company Putnam Capital
Manager Trust Separate Account Five and to the Owners of Units of Interest therein:

We have audited the accompanying statement of assets and liabilities of ITT Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Five (the Account) as of December 31, 1996, and the related statement of operations for the year then ended and statements of changes in net assets for the year ended December 31, 1996 and the period from inception, January 10, 1995, to December 31, 1995. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ITT Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Five as of December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for the year ended December 31, 1996 and the period from inception, January 10, 1995, to December 31, 1995, in conformity with generally accepted accounting principles.

                                                ARTHUR ANDERSEN LLP
Hartford, Connecticut
February 14, 1997

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Assets and Liabilities
------------------------------------------------------------------------------------------------------------------------
December 31, 1996       Asia Pacific     Diversified     Global Asset     Global          Growth             High Yield
                        Growth           Income          Allocation       Growth          and Income         Fund
                        Fund             Fund            Fund             Fund            Fund               Sub-Account
                        Sub-Account      Sub-Account     Sub-Account      Sub-Account     Sub-Account
------------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 ........................................................................................................................
Putnam VT Asia Pacific Growth Fund
 Shares 31,639
 Cost $332,220
 ........................................................................................................................
  Market Value:         $ 348,343        $       --      $       --       $       --      $        --        $       --
 ........................................................................................................................
Putnam VT Diversified Income Fund
 Shares 149,440
 Cost $1,613,208
 ........................................................................................................................
  Market Value:                --         1,684,193              --               --               --                --
 ........................................................................................................................
Putnam VT Global Asset
Allocation Fund
 Shares 92,300
 Cost $1,460,811
 ........................................................................................................................
  Market Value:                --                --       1,592,181               --               --                --
 ........................................................................................................................
Putnam VT Global Growth Fund
 Shares 204,225
 Cost $3,179,877
 ........................................................................................................................
  Market Value:                --                --              --        3,447,322               --                --
 ........................................................................................................................
Putnam VT Growth and
Income Fund
 Shares 527,388
 Cost $11,566,786
 ........................................................................................................................
  Market Value:                --                --              --               --       12,952,638                --
 ........................................................................................................................
Putnam VT High Yield Fund
 Shares 130,539
 Cost $1,606,653
 ........................................................................................................................
  Market Value:                --                --              --               --               --         1,691,788
 ........................................................................................................................
Putnam VT Money Market Fund
 Shares 6,925,394
 Cost $6,925,394
 ........................................................................................................................
  Market Value:                --                --              --               --               --                --
 ........................................................................................................................
Putnam VT New Opportunities Fund
 Shares 397,542
 Cost $6,614,167
 ........................................................................................................................
  Market Value:                --                --              --               --               --                --
 ........................................................................................................................
Putnam VT U.S. Government and
High Quality Bond Fund
 Shares 45,265
 Cost $593,129
 ........................................................................................................................
  Market Value:                --                --              --               --               --                --
 ........................................................................................................................
Putnam VT Utilities Growth and
Income Fund
 Shares 71,722
 Cost $940,712
 ........................................................................................................................
  Market Value:                --                --              --               --               --                --
 ........................................................................................................................
Putnam VT Voyager Fund
 Shares 224,785
 Cost $6,990,309
 ........................................................................................................................
  Market Value:                --                --              --               --               --                --
 ........................................................................................................................
Due from ITT Hartford
 Life and Annuity
 Insurance Company              1            27,205          10,853           32,656           26,852                10
------------------------------------------------------------------------------------------------------------------------
Total Assets              348,344         1,711,398       1,603,034        3,479,978       12,979,490         1,691,798
------------------------------------------------------------------------------------------------------------------------
Liabilities
Due to ITT Hartford Life
 and Annuity Insurance
 Company                       --                --              --               --               --                --
 ........................................................................................................................
Payable for fund
 shares purchased              --            27,226          10,890           32,671           27,226                --
 ........................................................................................................................
Total Liabilities              --            27,226          10,890           32,671           27,226                --
------------------------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)...         $348,344        $1,684,172      $1,592,144       $3,447,307      $12,952,264        $1,691,798
------------------------------------------------------------------------------------------------------------------------
Units Outstanding          31,210           129,261         110,336          252,023          782,291           126,752
------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value
 at end of period       11.161102         13.029218       14.429914        13.678537        16.556836         13.347317
------------------------------------------------------------------------------------------------------------------------


Statement of Assets & Liabilities
-----------------------------------------------------------------------------------------------------
December 31, 1996       Money            New             U.S. Govt.       Utilities       Voyager
                        Market           Opportunities   and High         Growth          Fund
                        Fund             Fund            Quality Bond     and Income      Sub-Account
                        Sub-Account      Sub-Account     Fund             Fund
                                                         Sub-Account      Sub-Account
-----------------------------------------------------------------------------------------------------
Assets
Investments:
 .....................................................................................................
Putnam VT Asia Pacific Growth Fund
 Shares 31,639
 Cost $332,220
 .....................................................................................................
  Market Value:         $       --       $       --      $       --       $       --      $       --
 .....................................................................................................
Putnam VT Diversified Income Fund
 Shares 149,440
 Cost $1,613,208
 .....................................................................................................
  Market Value:                 --               --              --               --              --
 .....................................................................................................
Putnam VT Global Asset
Allocation Fund
 Shares 92,300
 Cost $1,460,811
 .....................................................................................................
  Market Value:                 --               --              --              --              --
 .....................................................................................................
Putnam VT Global Growth Fund
 Shares 204,225
 Cost $3,179,877
 .....................................................................................................
  Market Value:                 --               --              --               --              --
 .....................................................................................................
Putnam VT Growth and
Income Fund
 Shares 527,388
 Cost $11,566,786
 .....................................................................................................
  Market Value:                 --               --              --               --              --
 .....................................................................................................
Putnam VT High Yield Fund
 Shares 130,539
 Cost $1,606,653
 .....................................................................................................
  Market Value:                 --               --              --               --              --
 .....................................................................................................
Putnam VT Money Market Fund
 Shares 6,925,394
 Cost $6,925,394
 .....................................................................................................
  Market Value:          6,925,394               --              --               --              --
 .....................................................................................................
Putnam VT New Opportunities Fund
 Shares 397,542
 Cost $6,614,167
 .....................................................................................................
  Market Value:                 --        6,845,668              --               --              --
 .....................................................................................................
Putnam VT U.S. Government and
High Quality Bond Fund
 Shares 45,265
 Cost $593,129
 .....................................................................................................
  Market Value:                 --               --         597,955               --              --
 .....................................................................................................
Putnam VT Utilities Growth and
Income Fund
 Shares 71,722
 Cost $940,712
 .....................................................................................................
  Market Value:                 --               --              --        1,061,489              --
 .....................................................................................................
Putnam VT Voyager Fund
 Shares 224,785
 Cost $6,990,309
 .....................................................................................................
  Market Value:                 --               --              --               --       7,312,263
 .....................................................................................................
Due from ITT Hartford
 Life and Annuity
 Insurance Company         253,270           11,470              --               93             307
-----------------------------------------------------------------------------------------------------
Total Assets             7,178,664        6,857,138         597,955        1,061,582       7,312,570
-----------------------------------------------------------------------------------------------------
Liabilities
Due to ITT Hartford Life
 and Annuity Insurance
 Company                        --               --               2               --              --
 .....................................................................................................
Payable for fund
 shares purchased          253,247           10,890              --               --              --
 .....................................................................................................
Total Liabilities          253,247           10,890               2               --              --
-----------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)           $6,925,417       $6,846,248      $  597,953       $1,061,582      $7,312,570
-----------------------------------------------------------------------------------------------------
Units Outstanding        6,252,357          426,940          48,435           69,940         457,231
-----------------------------------------------------------------------------------------------------
Accumulation Unit Value
 at end of period         1.107649        16.035615       12.345439        15.178606       15.993147
-----------------------------------------------------------------------------------------------------


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Operations
-------------------------------------------------------------------------------------------------------------------------
For the Year Ended                                Asia Paciific       Diversified         Global Asset        Global
December 31, 1996                                 Growth              Income              Allocation          Growth
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $ 2,103             $21,970             $ 16,598            $ 23,213
 .........................................................................................................................
 Capital gains income                                  --                  --               10,892              33,815
 .........................................................................................................................
Net realized and
 unrealized gain
 (loss) on
 investments:
 .........................................................................................................................
 Net realized gain(loss)
  on security transactions                            139              11,050                 (60)                515
 .........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       15,115              65,917              117,195             242,512
 .........................................................................................................................
 Net gain (loss) on
  investments                                      15,254              76,967              117,135             243,027
-------------------------------------------------------------------------------------------------------------------------
Net increase
 in net assets
 resulting from
 operations                                       $17,357             $98,937             $144,625            $300,055
-------------------------------------------------------------------------------------------------------------------------


Statement of Operations (Continued)
---------------------------------------------------------------------------------------------------------------------------
For the Year Ended                                Growth              High Yield          Money               New
December 31, 1996                                 and Income          Fund                Market              Opportunities
                                                  Fund                Sub-Account         Fund                Fund
                                                  Sub-Account                             Sub-Account         Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $  190,521          $ 58,411            $208,905            $    --
 ...........................................................................................................................
 Capital gains income                                 86,385                --                  --                 --
 ...........................................................................................................................
Net realized and
 unrealized gain
 (loss) on
 investments:
 ...........................................................................................................................
 Net realized gain(loss)
  on security transactions                              (249)           12,566                  --             (8,438)
 ...........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       1,193,437            76,806                  --             80,783
 ...........................................................................................................................
 Net gain (loss) on
  investments                                      1,193,188            89,372                  --             72,345
---------------------------------------------------------------------------------------------------------------------------
Net increase
 in net assets
 resulting from
 operations                                       $1,470,094          $147,783            $208,905            $72,345
---------------------------------------------------------------------------------------------------------------------------



Statement of Operations (Continued)
-----------------------------------------------------------------------------------------------------
For the Year Ended                                U.S. Govt.          Utilities           Voyager
December 31, 1996                                 and High            Growth              Fund
                                                  Quality Bond        and Income          Sub-Account
                                                  Fund                Fund
                                                  Sub-Account         Sub-Account
-----------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $23,073             $ 20,790            $ 48,841
 .....................................................................................................
 Capital gains income                                  --                   --              94,981
 .....................................................................................................
Net realized and
 unrealized gain
 (loss) on
 investments:
 .....................................................................................................
 Net realized gain(loss)
  on security transactions                             (7)               2,502              (1,003)
 .....................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       (6,719)              95,368             192,061
 .....................................................................................................
 Net gain (loss) on
  investments                                      (6,726)              97,870             191,058
-----------------------------------------------------------------------------------------------------
Net increase
 in net assets
 resulting from
 operations                                       $16,347             $118,660            $334,880
-----------------------------------------------------------------------------------------------------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
For the Year Ended                                Asia Pacific        Diversified         Global Asset        Global
December 31, 1996                                 Growth              Income              Allocation          Growth
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $  2,103            $   21,970          $   16,598          $   23,213
 .........................................................................................................................
 Capital gains income                                   --                    --              10,892              33,815
 .........................................................................................................................
 Net realized gain (loss)
  on security transactions                             139                11,050                 (60)                515
 .........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                        15,115                65,917             117,195             242,512
 .........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                   17,357                98,937             144,625             300,055
 .........................................................................................................................
Unit transactions:
 Purchases                                              --                    --                  --                  --
 .........................................................................................................................
 Net transfers                                     292,487             1,527,357           1,263,299           2,718,060
 .........................................................................................................................
 Surrenders                                         (3,336)              (42,573)            (25,561)            (92,232)
 .........................................................................................................................
 Loan withdrawals                                      (19)                  (30)                 (1)             (4,157)
 .........................................................................................................................
 Cost of insurance                                  (1,348)               (5,600)             (5,712)            (12,445)
 .........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           287,784             1,479,154           1,232,025           2,609,226
 .........................................................................................................................
 Total increase
  in net assets                                    305,141             1,578,091           1,376,650           2,909,281
 .........................................................................................................................
Net assets:
 Beginning of period                                43,203               106,081             215,494             538,026
-------------------------------------------------------------------------------------------------------------------------
 End of period                                    $348,344            $1,684,172          $1,592,144          $3,447,307
-------------------------------------------------------------------------------------------------------------------------



Statement of Changes in Net Assets (Continued)
---------------------------------------------------------------------------------------------------------------------------
For the Year Ended                                Growth              High Yield          Money               New
December 31, 1996                                 and Income          Fund                Market              Opportunities
                                                  Fund                Sub-Account         Fund                Fund
                                                  Sub-Account                             Sub-Account         Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $   190,521         $   58,411          $  208,905          $       --
 ...........................................................................................................................
 Capital gains income                                  86,385                 --                  --                  --
 ...........................................................................................................................
 Net realized gain (loss)
  on security transactions                               (249)            12,566                  --              (8,438)
 ...........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                        1,193,437             76,806                  --              80,783
 ...........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                   1,470,094            147,783             208,905              72,345
 ...........................................................................................................................
Unit transactions:
 Purchases                                              7,606                 --          33,859,102               7,159
 ...........................................................................................................................
 Net transfers                                      9,205,818          1,302,945         (28,335,131)          5,351,891
 ...........................................................................................................................
 Surrenders                                          (177,135)           (15,962)            (82,757)           (120,649)
 ...........................................................................................................................
 Loan withdrawals                                     (14,121)              (382)         (1,520,254)             (1,410)
 ...........................................................................................................................
 Cost of insurance                                    (46,206)            (7,414)            (45,730)            (26,304)
 ...........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                            8,975,962          1,279,187           3,875,230           5,210,687
 ...........................................................................................................................
 Total increase
  in net assets                                    10,446,056          1,426,970           4,084,135           5,283,032
 ...........................................................................................................................
Net assets:
 Beginning of period                                2,506,208            264,828           2,841,282           1,563,216
---------------------------------------------------------------------------------------------------------------------------
 End of period                                    $12,952,264         $1,691,798          $6,925,417          $6,846,248
---------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
-----------------------------------------------------------------------------------------------------
For the Year Ended                                U.S. Govt.          Utilities           Voyager
December 31, 1996                                 and High            Growth              Fund
                                                  Quality Bond        and Income          Sub-Account
                                                  Fund                Fund
                                                  Sub-Account         Sub-Account
-----------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $ 23,073            $   20,790          $   48,841
 .....................................................................................................
 Capital gains income                                   --                    --              94,981
 .....................................................................................................
 Net realized gain (loss)
  on security transactions                              (7)                2,502              (1,003)
 .....................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                        (6,719)               95,368             192,061
 .....................................................................................................
 Net increase in net
  assets resulting
  from operations                                   16,347               118,660             334,880
 .....................................................................................................
Unit transactions:
 Purchases                                              --                    --               7,606
 .....................................................................................................
 Net transfers                                     381,013               662,417           5,629,844
 .....................................................................................................
 Surrenders                                         (8,236)              (10,864)           (104,445)
 .....................................................................................................
 Loan withdrawals                                  (25,381)               (1,571)               (209)
 .....................................................................................................
 Cost of insurance                                  (3,228)               (5,397)            (27,501)
 .....................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           344,168               644,585           5,505,295
 .....................................................................................................
 Total increase
  in net assets                                    360,515               763,245           5,840,175
 .....................................................................................................
Net assets:
 Beginning of period                               237,438               298,337           1,472,395
-----------------------------------------------------------------------------------------------------
 End of period                                    $597,953            $1,061,582          $7,312,570
-----------------------------------------------------------------------------------------------------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
For the period                                    Asia Paciific       Diversified         Global Asset        Global
from inception                                    Growth              Income              Allocation          Growth
January 10, 1995 to                               Fund                Fund                Fund                Fund
December 31, 1995                                 Sub-Account*        Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $    --             $    521            $    192            $     91
 .........................................................................................................................
 Capital gains income                                  --                   --                  --                 170
 .........................................................................................................................
 Net realized gain (loss)
  on security transactions                            (36)                 679                 134                  31
 .........................................................................................................................
 Net unrealized
  appreciation
  of investments
  during the period                                 1,006                5,068              14,176              24,935
 .........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                     970                6,268              14,502              25,227
 .........................................................................................................................
Unit transactions:
 Purchases                                             --                   --                  --                  --
 .........................................................................................................................
 Net transfers                                     52,584              112,303             215,112             527,767
 .........................................................................................................................
 Surrenders                                       (10,314)             (12,286)            (13,604)            (14,119)
 .........................................................................................................................
 Loan withdrawals                                      --                   --                  --                  --
 .........................................................................................................................
 Cost of insurance                                    (37)                (204)               (516)               (849)
 .........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           42,233               99,813             200,992             512,799
 .........................................................................................................................
 Total increase
  in net assets                                    43,203              106,081             215,494             538,026
 .........................................................................................................................
Net assets:
 Beginning of period                                   --                   --                  --                  --
-------------------------------------------------------------------------------------------------------------------------
 End of period                                    $43,203             $106,081            $215,494            $538,026
-------------------------------------------------------------------------------------------------------------------------



Statement of Changes in Net Assets (Continued)
---------------------------------------------------------------------------------------------------------------------------
For the period                                    Growth              High Yield          Money               New
from inception                                    and Income          Fund                Market              Opportunities
January 10, 1995 to                               Fund                Sub-Account         Fund                Fund
December 31, 1995                                 Sub-Account                             Sub-Account         Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $      387          $    916            $   44,306          $        1
 ...........................................................................................................................
 Capital gains income                                    100                --                    --                  31
 ...........................................................................................................................
 Net realized gain (loss)
  on security transactions                                18                83                    --                (213)
 ...........................................................................................................................
 Net unrealized
  appreciation
  of investments
  during the period                                  192,416             8,329                    --             150,716
 ...........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                    192,921             9,328                44,306             150,535
 ...........................................................................................................................
Unit transactions:
 Purchases                                                --                --            10,030,006                  --
 ...........................................................................................................................
 Net transfers                                     2,340,814           268,388            (6,734,538)          1,436,274
 ...........................................................................................................................
 Surrenders                                          (23,281)          (12,554)              (30,724)            (21,087)
 ...........................................................................................................................
 Loan withdrawals                                         --                --              (457,482)                 --
 ...........................................................................................................................
 Cost of insurance                                    (4,246)             (334)              (10,286)             (2,506)
 ...........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           2,313,287           255,500             2,796,976           1,412,681
 ...........................................................................................................................
 Total increase
  in net assets                                    2,506,208           264,828             2,841,282           1,563,216
 ...........................................................................................................................
Net assets:
 Beginning of period                                      --                --                    --                  --
---------------------------------------------------------------------------------------------------------------------------
 End of period                                    $2,506,208          $264,828            $2,841,282          $1,563,216
---------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
-----------------------------------------------------------------------------------------------------
For the period                                    U.S. Govt.          Utilities           Voyager
from inception                                    and High            Growth              Fund
January 10, 1995 to                               Quality Bond        and Income          Sub-Account
December 31, 1995                                 Fund                Fund
                                                  Sub-Account         Sub-Account
-----------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $    696            $    543            $       30
 .....................................................................................................
 Capital gains income                                   --                  --                   224
 .....................................................................................................
 Net realized gain (loss)
  on security transactions                              99                 516                   379
 .....................................................................................................
 Net unrealized
  appreciation
  of investments
  during the period                                 11,545              25,411               129,891
 .....................................................................................................
 Net increase in net
  assets resulting
  from operations                                   12,340              26,470               130,524
 .....................................................................................................
Unit transactions:
 Purchases                                              --                  --                    --
 .....................................................................................................
 Net transfers                                     238,607             287,063             1,365,625
 .....................................................................................................
 Surrenders                                        (13,066)            (14,542)              (21,100)
 .....................................................................................................
 Loan withdrawals                                       --                  --                    --
 .....................................................................................................
 Cost of insurance                                    (443)               (654)               (2,654)
 .....................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           225,098             271,867             1,341,871
 .....................................................................................................
 Total increase
  in net assets                                    237,438             298,337             1,472,395
 .....................................................................................................
Net assets:
 Beginning of period                                    --                  --                    --
-----------------------------------------------------------------------------------------------------
 End of period                                    $237,438            $298,337            $1,472,395
-----------------------------------------------------------------------------------------------------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

*From inception May 1, 1995 to December 31, 1995.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE --
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Notes to Financial Statements
December 31, 1996

1. ORGANIZATION:
Putnam Capital Manager Trust Separate Account Five (the Account) is a separate investment account within ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost.
Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.

C) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:
In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

                                     PART II

                       CONTENTS OF REGISTRATION STATEMENT


This Registration Statement comprises the following papers and documents:

     The facing sheet.

     The prospectus consisting of 40 pages.

     The undertaking to file reports.

     The Rule 484 undertaking.

     The signatures.

(1) The following exhibits included herewith correspond to those required by paragraph A of the instructions for exhibits to Form N-8B-2.


     (A1) Resolution of Board of Directors of ITT Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)


     (A2)     Not Applicable.

     (A3a)    Principal Underwriting Agreement. (2)


     (A3b)    Forms of Selling Agreements. (2)


     (A4)     Not Applicable.


     (A5)     Form of Modified Single Premium Variable Life Insurance Policy.
              (1)

     (A6a)    Certificate of Incorporation of Hartford.

     (A6b)    Bylaws of Hartford. (2)


     (A7)     Not Applicable.

     (A8)     Not Applicable.

--------------
(1) Incorporated by reference to Post Effective Amendment No. 2, to the Registration Statement File No. 33-83652 dated May 1, 1995.

(2) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-83652, dated May 1, 1996.

     (A9)     Not Applicable.


     (A10) Form of Application for Modified Single Premium Variable Life Insurance Policies. (1)

     (A11)    Memorandum describing transfer and redemption procedures. (1)

(2)  Opinion and Consent of Lynda Godkin, General Counsel and Secretary.


(3) No financial statement will be omitted from the Prospectus pursuant to Instruction 1 (b) or (c) of Part I.

(4)  Not Applicable.


(5)  Opinion and Consent of Michael Winterfield, FSA, MAAA.

(6)  Consent of Arthur Andersen LLP, Independent Public Accountants.

(7)  Power of attorney.

(8)  Financial Data Schedule.



33-83652
IHLA/PCM Life

                    REPRESENTATION OF REASONABLENESS OF FEES

ITT Hartford Life and Annuity Insurance Company ("Hartford") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.


                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


          UNDERTAKINGS AND REPRESENTATIONS AS REQUIRED BY RULE 6E-3(T)

1. Separate Account Five meets the definition of "Separate Account" under Rule 6e-3(T).

2. Hartford undertakes to keep and make available to the Commission upon request any documents used to support any representation as to the reasonableness of fees.


                         UNDERTAKING ON INDEMNIFICATION

Article VIII of the Bylaws of ITT Hartford Life and Annuity Insurance Company, a Connecticut corporation, provides for indemnification of its officers, directors and employees as follows:

SECTION 1. No person shall be liable to the Company for any loss or damage suffered by it on account of any action taken or omitted to be taken by him as director or officer of the Company, or of any other company, partnership, joint venture, trust or other enterprise for which he serves as a director, officer or employee at the request of the Company, in good faith, if such person (a) exercised and used the same degree of care and skill as a prudent man would have exercised or used under the circumstances in the conduct of his own affairs, or
(b) took or omitted to take such action in reliance upon advice of counsel for the Company or upon statements made or information furnished by officers or employees of the Company which he had reasonable grounds to believe to be true. The foregoing shall not be exclusive of other rights and defenses to which he may be entitled as a matter of law.

SECTION 2. The Company shall indemnify any person who was or is a party or threatened to be made a party to any threatened, pending or completed action, suit or proceeding, (other than one by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the company , or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonable y incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonable believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall no, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Company, and with respect to any criminal action or proceeding had reasonable cause to believe that his conduct was unlawful.

SECTION 3. The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Company unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability and in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as such court shall deem proper.

SECTION 4. Expenses, including attorneys' fees, incurred in defending a civil or criminal action, suit or proceeding may be paid by the Company in advance of the final disposition of such action, suit or proceeding, upon receipt of any undertaking by or on behalf of the director or employee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Company as authorized hereby.

SECTION 5. The indemnification provided by this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled under any statute, bylaw, agreement, vote of shareholders or of disinterested directors or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer or employee and shall inure to the benefit of the heirs, executors and administrators of such a person.

The registrant hereby undertakes that insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant, pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements pursuant to Rule 485(b) under the Securities Act of 1933 for effectiveness of this Registration Statement and duly caused this Registration Statement to be signed by the following persons in the capacities and on the dates indicated.

                              ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY - PUTNAM CAPITAL MANAGER TRUST
                              SEPARATE ACCOUNT FIVE (Registrant)

                              By:  /s/ Gregory A. Boyko
                                  --------------------------------------
                                   Gregory A.  Boyko, Vice President &
                                   Controller

                              ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY (Depositor)

                              By:  /s/ Gregory A. Boyko
                                   ----------------------------------------
                                   Gregory A.  Boyko, Vice President &
                                   Controller


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.


Bruce D. Gardner, Director *
Joseph H. Gareau, Executive Vice
  President and Chief Investment
  Officer, Director *
Thomas M. Marra, Executive Vice              *By:   /s/ Lynda Godkin
                                                   -----------------------------
     President, Director *                              Lynda Godkin
Lowndes A. Smith, President,                             Attorney-in-Fact

     Chief Executive Officer, Director *
Lizabeth H. Zlatkus, Vice President          Dated:   April 10, 1997
     Director *                                     --------------------------



 SPVL/PCM/ILA/33-83652

                                  EXHIBIT INDEX


(1) (A6a)      Charter of Hartford.

(2)            Opinion and Consent of Lynda Godkin, General Counsel and
               Secretary.

(5)            Opinion and Consent of Michael Winterfield, FSA, MAAA.

(6)            Consent of Arthur Andersen, LLP.

(7)            Copy of Power of Attorney.

(8)            Financial Data Schedule.